UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-23603
Alger ETF Trust
(Exact name of registrant as specified in charter)

100 Pearl Street, New York, New York 10004
Registrant’s telephone number, including area code: 212-806-8800
Date of fiscal year end: 12/31
Date of reporting period: December 31, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:
Alger 35 ETF
ATFV / NYSE ARCA, INC.
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Alger 35 ETF (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 223-3810.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger 35 ETF	$66	0.56%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger 35 ETF generated a 37.46% return for the fiscal twelve-month period ended December 31, 2025, compared to the 18.15% and 17.88% return of the Russell 3000 Growth Index and the S&P 500 Index, respectively. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Communication Services and the largest sector underweight was Financials.
Contributors to Performance
The Information Technology and Communication Services sectors were the largest contributors to relative performance. Regarding individual positions, AppLovin Corp., Nebius Group N.V., Talen Energy Corp., NVIDIA Corp., and Netflix, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Financials and Industrials sectors were the largest detractors from relative performance. Regarding individual positions, Marvell Technology, Inc., Apple Inc., Meta Platforms Inc., Enovix Corp., and lululemon athletica inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in IT equipment and software—driven by AI adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding IT-related investment, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supporting equity valuations.
U.S. Federal Reserve Bank Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates by 75 basis points in 2025, easing financial conditions and supporting rate-sensitive equities such as small caps through lower borrowing costs and improved valuation support.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline consumption.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed annual periods for the life of the Fund since its inception. The graph assumes a $10,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of December 31, 2025)	1 Year	Since Inception (5/3/21)
Alger 35 ETF	37.46%	12.72%
S&P 500 Index	17.88%	12.74%
Russell 3000 Growth Index	18.15%	13.96%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended December 31, 2025.
Fund net assets	$114,418,529
Total number of portfolio holdings[1]	34
Portfolio turnover rate	189.42%
Total advisory fees paid	$236,204
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Equities
Communication Services	19.0%
Consumer Discretionary	13.1%
Financials	2.0%
Health Care	17.3%
Industrials	5.9%
Information Technology	38.4%
Utilities	4.0%
Short-Term Investments and Other Net Assets	0.3%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 223-3810.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 223-3810 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger 35 ETF

Alger Mid Cap 40 ETF
FRTY / NYSE ARCA, INC.
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Alger Mid Cap 40 ETF (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 223-3810.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap 40 ETF	$64	0.60%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Mid Cap 40 ETF generated a 12.87% return for the fiscal twelve-month period ended December 31, 2025, compared to the 8.66% return of Russell Midcap Growth Index. During the reporting period, the largest sector weightings were Information Technology and Industrials. The largest sector overweight was Information Technology and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Utilities and Communication Services sectors were the largest contributors to relative performance. Regarding individual positions, Palantir Technologies Inc., AppLovin Corp., Robinhood Markets, Inc., Talen Energy Corp., and Comfort Systems USA, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Discretionary and Health Care sectors were the largest detractors from relative performance. Regarding individual positions, Astera Labs, Inc., Shake Shack, Inc., Nebius Group N.V., Sea Ltd., and Repligen Corp. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in IT equipment and software—driven by AI adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding IT-related investment, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supporting equity valuations.
U.S. Federal Reserve Bank Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates by 75 basis points in 2025, easing financial conditions and supporting rate-sensitive equities such as small caps through lower borrowing costs and improved valuation support.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline consumption.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed annual periods for the life of the Fund since its inception. The graph assumes a $10,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of December 31, 2025)	1 Year	Since Inception (2/26/21)
Alger Mid Cap 40 ETF	12.87%	2.25%
Russell Midcap Growth Index	8.66%	6.57%
S&P 500 Index	17.88%	14.52%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended December 31, 2025.
Fund net assets	$132,117,184
Total number of portfolio holdings[1]	40
Portfolio turnover rate	389.65%
Total advisory fees paid	$503,907
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Equities
Communication Services	11.3%
Consumer Discretionary	7.1%
Financials	3.8%
Health Care	19.8%
Industrials	17.2%
Information Technology	27.2%
Utilities	5.9%
Short-Term Investments and Other Net Assets	7.7%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 223-3810.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 223-3810 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Mid Cap 40 ETF

Alger Concentrated Equity ETF
CNEQ / NYSE ARCA, INC.
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Alger Concentrated Equity ETF (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 223-3810.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Concentrated Equity ETF	$65	0.56%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Concentrated Equity ETF generated a 33.41% return for the fiscal twelve-month period ended December 31, 2025, compared to the 18.56% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Utilities and the largest sector underweight was Financials.
Contributors to Performance
The Information Technology and Utilities sectors were the largest contributors to relative performance. Regarding individual positions, NVIDIA Corp., Nebius Group N.V., AppLovin Corp., Robinhood Markets, Inc., and Talen Energy Corp. were the top five contributors to absolute performance.
Detractors from Performance
The Health Care and Energy sectors were the largest detractors from relative performance. Regarding individual positions, Apple Inc., Spotify Technology SA, Cameco Corp., Twilio, Inc., and ASML Holding N.V. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in IT equipment and software—driven by AI adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding IT-related investment, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supporting equity valuations.
U.S. Federal Reserve Bank Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates by 75 basis points in 2025, easing financial conditions and supporting rate-sensitive equities such as small caps through lower borrowing costs and improved valuation support.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline consumption.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed annual periods for the life of the Fund since its inception. The graph assumes a $10,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of December 31, 2025)	1 Year	Since Inception (4/4/24)
Alger Concentrated Equity ETF	33.41%	37.89%
Russell 1000 Growth Index	18.56%	23.73%
S&P 500 Index	17.88%	19.32%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended December 31, 2025.
Fund net assets	$222,745,925
Total number of portfolio holdings[1]	29
Portfolio turnover rate	59.71%
Total advisory fees paid	$391,731
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Equities
Communication Services	13.2%
Consumer Discretionary	13.8%
Financials	1.5%
Health Care	4.4%
Industrials	10.1%
Information Technology	52.5%
Utilities	4.0%
Short-Term Investments and Other Net Assets	0.5%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 223-3810.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Concentrated Equity ETF

Alger AI Enablers & Adopters ETF
ALAI / NYSE ARCA, INC.
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Alger AI Enablers & Adopters ETF (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 223-3810.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger AI Enablers & Adopters ETF	$70	0.58%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger AI Enablers & Adopters ETF generated a 40.26% return for the fiscal twelve-month period ended December 31, 2025, compared to the 17.88% return of the S&P 500 Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Contributors to Performance
The Information Technology and Utilities sectors were the largest contributors to relative performance. Regarding individual positions, NVIDIA Corp., Robinhood Markets, Inc., AppLovin Corp., Nebius Group N.V., and Talen Energy Corp. were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Discretionary and Industrials sectors were the largest detractors from relative performance. Regarding individual positions, Tesla, Inc., Apple Inc., Core Scientific Inc., DoorDash, Inc., and Coherent Corp. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in IT equipment and software—driven by AI adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding IT-related investment, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supporting equity valuations.
U.S. Federal Reserve Bank Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates by 75 basis points in 2025, easing financial conditions and supporting rate-sensitive equities such as small caps through lower borrowing costs and improved valuation support.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline consumption.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed annual periods for the life of the Fund since its inception. The graph assumes a $10,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of December 31, 2025)	1 Year	Since Inception (4/4/24)
Alger AI Enablers & Adopters ETF	40.26%	43.44%
S&P 500 Index	17.88%	19.32%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended December 31, 2025.
Fund net assets	$291,912,563
Total number of portfolio holdings[1]	47
Portfolio turnover rate	194.32%
Total advisory fees paid	$550,893
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Equities
Communication Services	15.1%
Consumer Discretionary	15.3%
Financials	4.3%
Health Care	1.5%
Industrials	2.7%
Information Technology	55.1%
Utilities	6.5%
Short-Term Investments and Other Net Assets	(0.5)%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 223-3810.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger AI Enablers & Adopters ETF

Alger Russell Innovation ETF
INVN / NYSE ARCA, INC.
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Alger Russell Innovation ETF (“Fund”) for the period of January 6, 2025 (commencement of operations) to December 31, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 223-3810.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Russell Innovation ETF	$56(a)	0.55%(b)
(a)	The Fund commenced investment operations on January 6, 2025. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(b)	Annualized.
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Russell Innovation ETF generated a 7.43% return from its January 6, 2025 inception date to December 31, 2025, compared to the 15.39% return of the Russell 1000 Total Return Index. During the reporting period, the largest sector weightings were Information Technology and Health Care. The largest sector overweight was Health Care and the largest sector underweight was Financials.
Contributors to Performance
The Health Care and Consumer Discretionary sectors were the largest contributors to relative performance. Regarding individual positions, Unity Software, Inc., Expedia Group, Inc., United Therapeutics Corp., Pure Storage, Inc., and Lyft, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Information Technology and Communication Services sectors were the largest detractors from relative performance. Regarding individual positions, Organon & Co., DoubleVerify Holdings, Inc., DocuSign, Inc., BILL Holdings, Inc., and Hewlett Packard Enterprise Co. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in IT equipment and software—driven by AI adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding IT-related investment, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supporting equity valuations.
U.S. Federal Reserve Bank Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates by 75 basis points in 2025, easing financial conditions and supporting rate-sensitive equities such as small caps through lower borrowing costs and improved valuation support.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline consumption.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed annual periods for the life of the Fund since its inception. The graph assumes a $10,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of December 31, 2025)	Since Inception 1/6/25
Alger Russell Innovation ETF	7.43%
Alger Russell Innovation Index	8.04%
Russell 1000 Total Return Index	15.39%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended December 31, 2025.
Fund net assets	$15,151,843
Total number of portfolio holdings[1]	50
Portfolio turnover rate	67.54%
Total advisory fees paid	$55,705
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Equities
Communication Services	7.9%
Consumer Discretionary	8.1%
Consumer Staples	2.1%
Financials	1.9%
Health Care	26.2%
Industrials	1.7%
Information Technology	52.3%
Short-Term Investments and Other Net Assets	(0.2)%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 223-3810.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 223-3810 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Russell Innovation ETF

ITEM 2. CODE OF ETHICS.

(a)	The Registrant has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b)	Not applicable

(c)	The Registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d)	The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e)	Not applicable

(f)	The Registrant’s Code of Ethics is attached as an Exhibit hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant determined that Jay C. Nadel is an audit committee financial expert (within the meaning of that phrase specified in the instructions to Form N-CSR) on the Registrant’s audit committee. Mr. Nadel is an “independent” trustee – i.e., he is not an interested person of the Registrant as defined in the 1940 Act, nor has he accepted directly or indirectly any consulting, advisory or other compensatory fee from the Registrant, other than in his capacity as Trustee

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees:

December 31, 2025	$75,350
December 31, 2024	$72,450

(b) Audit-Related Fees: NONE

(c) Tax Fees for tax advice, tax compliance and tax planning:

December 31, 2025	$19,374
December 31, 2024	$15,525

(d) All Other Fees:

December 31, 2025	$5,588
December 31, 2024	$35,529

Other fees include a review and consent for Registrants registration statement filing and a review of the semi-annual financial statements.

(e) 1) Audit Committee Pre-Approval Policies And Procedures:

Audit and non-audit services provided by the Registrant’s independent registered public accounting firm (the “Auditors”) on behalf the Registrant must be pre-approved by the Audit Committee. Non-audit services provided by the Auditors on behalf of the Registrant’s Investment Adviser or any entity controlling, controlled by, or under common control with the Investment Adviser must be pre-approved by the Audit Committee if such non-audit services directly relate to the operations or financial reporting of the Registrant.

2) All fees in item 4(b) through 4(d) above were approved by the Registrants’ Audit Committee.

(f) Not Applicable

(g) Non-Audit Fees:

December 31, 2025	$282,038,	€103,125
December 31, 2024	$351,512,	€106,362

(h) The audit committee of the board of trustees has considered whether the provision of the non-audit services that were rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control, with the adviser that provides ongoing services to the registrant that were not approved pursuant to (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable

(j) Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies
THE ALGER ETF TRUST
ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
December 31, 2025

Table of Contents

THE ALGER ETF TRUST

THE ALGER ETF TRUST | ALGER 35 ETF
Schedule of Investments December 31, 2025

	SHARES	VALUE
COMMON STOCKS—99.7%
APPAREL ACCESSORIES & LUXURY GOODS—1.3%
Lululemon Athletica, Inc.*	7,397	$ 1,537,171
APPAREL RETAIL—1.3%
Gap, Inc.	56,576	1,448,346
APPLICATION SOFTWARE—6.3%
AppLovin Corp., Cl. A*	8,123	5,473,440
Unity Software, Inc.*	38,024	1,679,520

		7,152,960
BIOTECHNOLOGY—6.5%
Abivax SA ADR*	25,306	3,412,641
Forte Biosciences, Inc.*	62,229	1,696,985
Natera, Inc.*	10,178	2,331,678

		7,441,304
BROADLINE RETAIL—10.5%
Amazon.com, Inc.*	29,918	6,905,673
MercadoLibre, Inc.*	804	1,619,465
Sea Ltd., Cl. A ADR*	27,556	3,515,319

		12,040,457
ELECTRICAL COMPONENTS & EQUIPMENT—1.7%
Enovix Corp.*	273,025	1,995,813
HEALTH CARE DISTRIBUTORS—2.0%
McKesson Corp.	2,783	2,282,867
HEALTHCARE EQUIPMENT—2.1%
Intuitive Surgical, Inc.*	4,145	2,347,562
HEALTHCARE FACILITIES—3.5%
Tenet Healthcare Corp.*	20,102	3,994,669
HEAVY ELECTRICAL EQUIPMENT—2.0%
GE Vernova, Inc.	3,519	2,299,913
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—4.0%
Talen Energy Corp.*	12,155	4,556,180
INTERACTIVE HOME ENTERTAINMENT—1.8%
Take-Two Interactive Software, Inc.*	8,246	2,111,223
INTERACTIVE MEDIA & SERVICES—13.4%
Alphabet, Inc., Cl. A	33,689	10,544,657
Meta Platforms, Inc., Cl. A	7,338	4,843,740

		15,388,397
INTERNET SERVICES & INFRASTRUCTURE—1.4%
MongoDB, Inc., Cl. A*	3,824	1,604,895
INVESTMENT BANKING & BROKERAGE—2.0%
Goldman Sachs Group, Inc.	2,602	2,287,158
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER 35 ETF
Schedule of Investments December 31, 2025  (Continued)

	SHARES	VALUE
COMMON STOCKS—99.7% (CONT.)
LIFE SCIENCES TOOLS & SERVICES—0.5%
Repligen Corp.*	3,670	$ 601,366
MOVIES & ENTERTAINMENT—3.7%
Roku, Inc., Cl. A*	27,960	3,033,380
Spotify Technology SA*	1,994	1,157,936

		4,191,316
PHARMACEUTICALS—2.7%
AstraZeneca PLC ADR	16,875	1,551,319
Eli Lilly & Co.	1,439	1,546,464

		3,097,783
SEMICONDUCTORS—15.9%
Astera Labs, Inc.*	11,531	1,918,297
NVIDIA Corp.	74,949	13,977,989
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	7,579	2,303,182

		18,199,468
SYSTEMS SOFTWARE—13.5%
Crowdstrike Holdings, Inc., Cl. A*	5	2,344
Microsoft Corp.	17,963	8,687,266
Nebius Group NV, Cl. A*	80,487	6,737,164

		15,426,774
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—1.4%
Western Digital Corp.	9,360	1,612,447
TRADING COMPANIES & DISTRIBUTORS—2.2%
QXO, Inc.*	128,623	2,481,138
TOTAL COMMON STOCKS (Cost $101,531,171)		114,099,207
SHORT-TERM SECURITIES—0.3%
MONEY MARKET FUNDS—0.3%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65%(a)	360,452	360,452
(Cost $360,452)		360,452

Total Investments (Cost $101,891,623)	100.0%	$114,459,659
Unaffiliated Securities (Cost $101,891,623)		114,459,659
Liabilities in Excess of Other Assets	(0.0)%	(41,130)
NET ASSETS	100.0%	$114,418,529

ADR	American Depositary Receipts

(a)	Rate shown reflects 7-day effective yield as of December 31, 2025.
*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER MID CAP 40 ETF
Schedule of Investments December 31, 2025

	SHARES	VALUE
COMMON STOCKS—92.3%
AEROSPACE & DEFENSE—6.0%
Axon Enterprise, Inc.*	5,016	$ 2,848,737
HEICO Corp., Cl. A	20,078	5,068,289

		7,917,026
APPLICATION SOFTWARE—5.6%
AppLovin Corp., Cl. A*	3,916	2,638,679
Circle Internet Group, Inc., Cl. A*	8,955	710,132
Guidewire Software, Inc.*	8,230	1,654,312
Synopsys, Inc.*	2,962	1,391,311
Unity Software, Inc.*	23,947	1,057,739

		7,452,173
ASSET MANAGEMENT & CUSTODY BANKS—1.5%
Ares Management Corp., Cl. A	12,407	2,005,343
AUTOMOTIVE RETAIL—2.0%
Carvana Co.*	6,270	2,646,065
BIOTECHNOLOGY—6.2%
Abivax SA ADR*	15,000	2,022,825
Biogen, Inc.*	25,517	4,490,737
Insmed, Inc.*	9,485	1,650,769

		8,164,331
BROADLINE RETAIL—2.8%
Sea Ltd., Cl. A ADR*	29,541	3,768,545
CONSTRUCTION & ENGINEERING—3.6%
Comfort Systems USA, Inc.	5,128	4,785,911
ELECTRICAL COMPONENTS & EQUIPMENT—2.7%
Vertiv Holdings Co., Cl. A	21,639	3,505,734
ELECTRONIC COMPONENTS—4.3%
Amphenol Corp., Cl. A	19,188	2,593,066
Coherent Corp.*	16,572	3,058,694

		5,651,760
HEALTH CARE DISTRIBUTORS—2.0%
Cardinal Health, Inc.	12,765	2,623,208
HEALTHCARE EQUIPMENT—3.9%
Boston Scientific Corp.*	25,002	2,383,941
IDEXX Laboratories, Inc.*	4,131	2,794,745

		5,178,686
HEALTHCARE SERVICES—2.4%
Guardant Health, Inc.*	31,212	3,187,994
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—5.9%
Talen Energy Corp.*	13,320	4,992,869
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER MID CAP 40 ETF
Schedule of Investments December 31, 2025  (Continued)

	SHARES	VALUE
COMMON STOCKS—92.3% (CONT.)
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—5.9% (CONT.)
Vistra Corp.	17,772	$ 2,867,157

		7,860,026
INTERACTIVE MEDIA & SERVICES—1.9%
Reddit, Inc., Cl. A*	10,933	2,513,169
INTERNET SERVICES & INFRASTRUCTURE—7.3%
Cloudflare, Inc., Cl. A*	18,968	3,739,541
MongoDB, Inc., Cl. A*	10,431	4,377,786
Shopify, Inc., Cl. A*	9,749	1,569,297

		9,686,624
INVESTMENT BANKING & BROKERAGE—2.3%
Robinhood Markets, Inc., Cl. A*	26,503	2,997,489
LIFE SCIENCES TOOLS & SERVICES—5.3%
Repligen Corp.*	28,280	4,633,961
Waters Corp*	6,103	2,318,102

		6,952,063
MOVIES & ENTERTAINMENT—9.4%
Liberty Media Corp. Series C Liberty Formula One*	78,382	7,721,411
Roku, Inc., Cl. A*	27,345	2,966,659
Spotify Technology SA*	3,067	1,781,038

		12,469,108
RESTAURANTS—2.3%
Wingstop, Inc.	12,589	3,002,351
SEMICONDUCTORS—7.3%
Astera Labs, Inc.*	13,895	2,311,572
Micron Technology, Inc.	15,173	4,330,526
Monolithic Power Systems, Inc.	3,277	2,970,142

		9,612,240
SYSTEMS SOFTWARE—2.7%
Nebius Group NV, Cl. A*	33,457	2,800,518
Rubrik, Inc., Cl. A*	9,486	725,490

		3,526,008
TRADING COMPANIES & DISTRIBUTORS—4.9%
FTAI Aviation Ltd.	33,022	6,500,381
TOTAL COMMON STOCKS (Cost $105,701,607)		122,006,235
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER MID CAP 40 ETF
Schedule of Investments December 31, 2025  (Continued)

	SHARES	VALUE
SHORT-TERM SECURITIES—5.5%
MONEY MARKET FUNDS—5.5%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65%(a)	7,236,404	$ 7,236,404
(Cost $7,236,404)		7,236,404

Total Investments (Cost $112,938,011)	97.8%	$129,242,639
Unaffiliated Securities (Cost $112,938,011)		129,242,639
Other Assets in Excess of Liabilities	2.2%	2,874,545
NET ASSETS	100.0%	$132,117,184

ADR	American Depositary Receipts

(a)	Rate shown reflects 7-day effective yield as of December 31, 2025.
*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER CONCENTRATED EQUITY ETF
Schedule of Investments December 31, 2025

	SHARES	VALUE
COMMON STOCKS—99.5%
AEROSPACE & DEFENSE—2.3%
HEICO Corp., Cl. A	20,228	$ 5,106,154
APPLICATION SOFTWARE—4.6%
AppLovin Corp., Cl. A*	15,340	10,336,399
AUTOMOBILE MANUFACTURERS—3.8%
Tesla, Inc.*	18,666	8,394,473
BIOTECHNOLOGY—1.4%
Natera, Inc.*	13,630	3,122,497
BROADLINE RETAIL—10.0%
Amazon.com, Inc.*	68,892	15,901,651
MercadoLibre, Inc.*	1,079	2,173,387
Sea Ltd., Cl. A ADR*	32,510	4,147,301

		22,222,339
COMMERCIAL & RESIDENTIAL MORTGAGE FINANCE—1.3%
Rocket Cos., Inc., Cl. A	145,538	2,817,616
ELECTRIC UTILITIES—2.1%
Constellation Energy Corp.	13,161	4,649,386
ENVIRONMENTAL & FACILITIES SERVICES—2.4%
GFL Environmental, Inc.	122,354	5,255,104
HEALTHCARE EQUIPMENT—1.2%
Intuitive Surgical, Inc.*	4,752	2,691,343
HEAVY ELECTRICAL EQUIPMENT—2.2%
GE Vernova, Inc.	7,488	4,893,932
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—2.0%
Talen Energy Corp.*	11,602	4,348,894
INTERACTIVE MEDIA & SERVICES—9.9%
Alphabet, Inc., Cl. C	40,658	12,758,481
Meta Platforms, Inc., Cl. A	14,180	9,360,076

		22,118,557
INVESTMENT BANKING & BROKERAGE—0.2%
Robinhood Markets, Inc., Cl. A*	4,831	546,386
MOVIES & ENTERTAINMENT—3.3%
Liberty Media Corp. Series C Liberty Formula One*	40,326	3,972,514
Netflix, Inc.*	11,838	1,109,931
Spotify Technology SA*	3,832	2,225,281

		7,307,726
PHARMACEUTICALS—1.7%
Eli Lilly & Co.	3,618	3,888,192
SEMICONDUCTORS—27.0%
Astera Labs, Inc.*	27,679	4,604,678
Broadcom, Inc.	34,771	12,034,243
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER CONCENTRATED EQUITY ETF
Schedule of Investments December 31, 2025  (Continued)

	SHARES	VALUE
COMMON STOCKS—99.5% (CONT.)
SEMICONDUCTORS—27.0% (CONT.)
NVIDIA Corp.	171,465	$ 31,978,223
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	38,007	11,549,947

		60,167,091
SYSTEMS SOFTWARE—14.0%
Microsoft Corp.	48,652	23,529,080
Nebius Group NV, Cl. A*	92,719	7,761,044

		31,290,124
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—6.8%
Apple, Inc.	40,845	11,104,122
Western Digital Corp.	23,224	4,000,798

		15,104,920
TRADING COMPANIES & DISTRIBUTORS—3.3%
QXO, Inc.*	379,141	7,313,630
TOTAL COMMON STOCKS (Cost $202,275,018)		221,574,763
SHORT-TERM SECURITIES—0.5%
MONEY MARKET FUNDS—0.5%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65%(a)	1,102,356	1,102,356
(Cost $1,102,356)		1,102,356

Total Investments (Cost $203,377,374)	100.0%	$222,677,119
Unaffiliated Securities (Cost $203,377,374)		222,677,119
Other Assets in Excess of Liabilities	0.0%	68,806
NET ASSETS	100.0%	$222,745,925

ADR	American Depositary Receipts

(a)	Rate shown reflects 7-day effective yield as of December 31, 2025.
*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER AI ENABLERS & ADOPTERS ETF
Schedule of Investments December 31, 2025

	SHARES	VALUE
COMMON STOCKS—95.6%
APPLICATION SOFTWARE—5.8%
AppLovin Corp., Cl. A*	22,007	$ 14,828,757
IREN, Ltd.*	8,022	302,991
Unity Software, Inc.*	40,172	1,774,397

		16,906,145
AUTOMOBILE MANUFACTURERS—3.3%
Tesla, Inc.*	21,189	9,529,117
AUTOMOTIVE RETAIL—0.1%
Carvana Co.*	1,035	436,791
BIOTECHNOLOGY—0.8%
Natera, Inc.*	9,654	2,211,635
BROADLINE RETAIL—10.9%
Alibaba Group Holding Ltd. ADR	2,418	354,431
Amazon.com, Inc.*	96,907	22,368,074
Global-e Online Ltd.*	28,229	1,109,682
MercadoLibre, Inc.*	1,381	2,781,693
Sea Ltd., Cl. A ADR*	41,313	5,270,299

		31,884,179
COMMERCIAL & RESIDENTIAL MORTGAGE FINANCE—1.9%
Rocket Cos., Inc., Cl. A	283,100	5,480,816
CONSTRUCTION MACHINERY & HEAVY TRANSPORTATION EQUIPMENT—0.3%
Caterpillar, Inc.	1,650	945,235
CONSUMER FINANCE—0.9%
Figure Technology Solutions, Inc., Cl. A*	67,058	2,738,649
DIVERSIFIED BANKS—0.7%
JPMorgan Chase & Co.	5,954	1,918,498
ELECTRIC UTILITIES—0.5%
Constellation Energy Corp.	3,948	1,394,710
FINANCIAL EXCHANGES & DATA—0.6%
S&P Global, Inc.	3,237	1,691,624
HEALTHCARE EQUIPMENT—0.7%
Intuitive Surgical, Inc.*	3,671	2,079,108
HEAVY ELECTRICAL EQUIPMENT—1.8%
GE Vernova, Inc.	8,260	5,398,488
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—6.0%
Talen Energy Corp.*	33,825	12,678,963
Vistra Corp.	30,578	4,933,149

		17,612,112
INTERACTIVE MEDIA & SERVICES—10.8%
Alphabet, Inc., Cl. C	47,209	14,814,184
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER AI ENABLERS & ADOPTERS ETF
Schedule of Investments December 31, 2025  (Continued)

	SHARES	VALUE
COMMON STOCKS—95.6% (CONT.)
INTERACTIVE MEDIA & SERVICES—10.8% (CONT.)
Meta Platforms, Inc., Cl. A	25,275	$ 16,683,775

		31,497,959
INTERNET SERVICES & INFRASTRUCTURE—2.1%
MongoDB, Inc., Cl. A*	6,755	2,835,006
Shopify, Inc., Cl. A*	9,863	1,587,647
Twilio, Inc., Cl. A*	12,429	1,767,901

		6,190,554
INVESTMENT BANKING & BROKERAGE—0.2%
Robinhood Markets, Inc., Cl. A*	6,064	685,838
MOVIES & ENTERTAINMENT—4.3%
Netflix, Inc.*	37,440	3,510,375
Roku, Inc., Cl. A*	40,080	4,348,279
Spotify Technology SA*	8,176	4,747,885

		12,606,539
OTHER SPECIALTY RETAIL—0.4%
Warby Parker, Inc., Cl. A*	60,546	1,319,297
PASSENGER AIRLINES—0.1%
United Airlines Holdings, Inc.*	2,190	244,886
RESTAURANTS—0.6%
DoorDash, Inc., Cl. A*	7,228	1,636,997
SEMICONDUCTORS—22.8%
Astera Labs, Inc.*	28,647	4,765,715
Broadcom, Inc.	36,287	12,558,931
NVIDIA Corp.	178,914	33,367,461
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	52,377	15,916,846

		66,608,953
SYSTEMS SOFTWARE—12.6%
Microsoft Corp.	59,044	28,554,859
Nebius Group NV, Cl. A*	96,972	8,117,041

		36,671,900
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—7.4%
Apple, Inc.	42,186	11,468,686
Dell Technologies, Inc., Cl. C	2,323	292,419
Seagate Technology Holdings PLC	8,018	2,208,077
Western Digital Corp.	43,988	7,577,812

		21,546,994
TOTAL COMMON STOCKS (Cost $257,074,622)		279,237,024
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER AI ENABLERS & ADOPTERS ETF
Schedule of Investments December 31, 2025  (Continued)

	SHARES	VALUE
PREFERRED STOCKS—3.7%
APPLICATION SOFTWARE—3.2%
Databricks, Inc., Series J(a),*,@	5,152	$ 978,880
Databricks, Inc., Series K(a),*,@	31,506	5,986,140
Databricks, Inc., Series L(a),*,@	7,931	1,506,890
SB Technology, Inc., Series E(a),*,@	51,208	881,290

		9,353,200
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—0.5%
Figure AI, Inc., Cl. C(a),*,@	6,962	1,357,114
TOTAL PREFERRED STOCKS (Cost $8,947,754)		10,710,314
SPECIAL PURPOSE VEHICLE—1.2%
APPLICATION SOFTWARE—1.2%
Disruptive Technology Solutions LI, LLC(a),*,@		3,528,000
(Cost $3,642,660)		3,528,000

Total Investments (Cost $269,665,036)	100.5%	$293,475,338
Unaffiliated Securities (Cost $269,665,036)		293,475,338
Liabilities in Excess of Other Assets	(0.5)%	(1,562,775)
NET ASSETS	100.0%	$291,912,563

ADR	American Depositary Receipts

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 12/31/2025
Databricks, Inc., Series J	12/17/24	$476,560	$978,880	0.3%
Databricks, Inc., Series K	9/8/25	4,725,900	5,986,140	2.1%
Databricks, Inc., Series L	12/16/25	1,506,890	1,506,890	0.5%
Disruptive Technology Solutions LI, LLC	11/4/25	3,642,660	3,528,000	1.2%
Figure AI, Inc., Cl. C	11/18/25	1,357,114	1,357,114	0.5%
SB Technology, Inc., Series E	10/23/24	881,290	881,290	0.3%
Total		$12,590,414	$14,238,314	4.9%
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER RUSSELL INNOVATION ETF
Schedule of Investments December 31, 2025

	SHARES	VALUE
COMMON STOCKS—100.2%
ADVERTISING—2.1%
DoubleVerify Holdings, Inc.*	27,886	$ 319,016
APPLICATION SOFTWARE—24.3%
Atlassian Corp., Cl. A*	1,924	311,957
BILL Holdings, Inc.*	5,829	317,914
CCC Intelligent Solutions Holdings, Inc.*	39,910	317,285
Docusign, Inc.*	4,272	292,205
Dropbox, Inc., Cl. A*	10,078	280,168
Elastic NV*	4,021	303,344
HubSpot, Inc.*	805	323,046
Nutanix, Inc., Cl. A*	6,358	328,645
RingCentral, Inc., Cl. A*	10,318	297,984
Unity Software, Inc.*	6,762	298,678
Workday, Inc., Cl. A*	1,405	301,766
Zoom Communications, Inc., Cl. A*	3,522	303,913

		3,676,905
AUTOMOTIVE PARTS & EQUIPMENT—2.0%
Gentex Corp.	13,118	305,256
BIOTECHNOLOGY—12.0%
Biogen, Inc.*	1,669	293,727
BioMarin Pharmaceutical, Inc.*	5,555	330,134
Exelixis, Inc.*	6,856	300,498
Incyte Corp.*	2,972	293,544
Neurocrine Biosciences, Inc.*	1,985	281,533
Regeneron Pharmaceuticals, Inc.	418	322,642

		1,822,078
BROADLINE RETAIL—2.1%
Etsy, Inc.*	5,605	310,741
COMMUNICATIONS EQUIPMENT—2.1%
F5, Inc.*	1,254	320,096
EDUCATION SERVICES—1.9%
Duolingo, Inc.*	1,628	285,714
ELECTRONIC EQUIPMENT & INSTRUMENTS—1.9%
Zebra Technologies Corp., Cl. A*	1,164	282,643
FOOD RETAIL—2.1%
Maplebear, Inc.*	7,078	318,368
HEALTHCARE SUPPLIES—2.0%
Align Technology, Inc.*	1,946	303,868
HOTELS RESORTS & CRUISE LINES—2.1%
Expedia Group, Inc.	1,150	325,807
INTERACTIVE MEDIA & SERVICES—5.8%
Match Group, Inc.	8,971	289,674
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER RUSSELL INNOVATION ETF
Schedule of Investments December 31, 2025  (Continued)

	SHARES	VALUE
COMMON STOCKS—100.2% (CONT.)
INTERACTIVE MEDIA & SERVICES—5.8% (CONT.)
Pinterest, Inc., Cl. A*	11,007	$ 284,971
ZoomInfo Technologies, Inc.*	29,960	304,693

		879,338
INTERNET SERVICES & INFRASTRUCTURE—6.1%
GoDaddy, Inc., Cl. A*	2,319	287,742
Okta, Inc.*	3,494	302,126
Twilio, Inc., Cl. A*	2,354	334,833

		924,701
IT CONSULTING & OTHER SERVICES—2.1%
Amdocs, Ltd.	3,970	319,625
LIFE SCIENCES TOOLS & SERVICES—2.0%
Illumina, Inc.*	2,359	309,406
PASSENGER GROUND TRANSPORTATION—1.7%
Lyft, Inc., Cl. A*	13,512	261,727
PHARMACEUTICALS—10.1%
Bristol-Myers Squibb Co.	5,921	319,379
Jazz Pharmaceuticals PLC*	1,806	307,020
Merck & Co., Inc.	2,950	310,517
Organon & Co.	41,502	297,569
Pfizer, Inc.	11,800	293,820

		1,528,305
SEMICONDUCTOR MATERIALS & EQUIPMENT—2.2%
Enphase Energy, Inc.*	10,266	329,025
SEMICONDUCTORS—5.7%
Cirrus Logic, Inc.*	2,470	292,695
QUALCOMM, Inc.	1,724	294,890
Skyworks Solutions, Inc.	4,348	275,707

		863,292
SYSTEMS SOFTWARE—6.1%
Dolby Laboratories, Inc., Cl. A	4,551	292,265
Teradata Corp.*	9,957	303,091
UiPath, Inc., Cl. A*	20,304	332,783

		928,139
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—1.9%
NetApp, Inc.	2,631	281,754
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER RUSSELL INNOVATION ETF
Schedule of Investments December 31, 2025  (Continued)

	SHARES	VALUE
COMMON STOCKS—100.2% (CONT.)
TRANSACTION & PAYMENT PROCESSING SERVICES—1.9%
PayPal Holdings, Inc.	4,926	$ 287,580
TOTAL COMMON STOCKS (Cost $15,255,961)		15,183,384

Total Investments (Cost $15,255,961)	100.2%	$15,183,384
Unaffiliated Securities (Cost $15,255,961)		15,183,384
Liabilities in Excess of Other Assets	(0.2)%	(31,541)
NET ASSETS	100.0%	$15,151,843

*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER ETF TRUST
Statements of Assets and Liabilities December 31, 2025

	Alger 35 ETF	Alger Mid Cap 40 ETF
ASSETS:
Investments in unaffiliated securities, at value (Identified cost below)* see accompanying schedules of investments	$114,459,659	$129,242,639
Receivable for investment securities sold	3,550	2,904,580
Receivable for shares of beneficial interest sold	—	—
Dividends and interest receivable	12,617	25,464
Receivable from Investment Manager	23,216	43,907
Prepaid expenses	1,448	3,314
Total Assets	114,500,490	132,219,904
LIABILITIES:
Payable for investment securities purchased	—	—
Bank overdraft	100	—
Accrued investment advisory fees	44,625	57,374
Accrued professional fees	20,429	27,023
Accrued transfer agent fees	5,729	6,157
Accrued fund accounting fees	4,165	4,154
Accrued custodian fees	4,078	4,422
Accrued printing fees	924	1,599
Accrued other expenses	1,911	1,991
Total Liabilities	81,961	102,720
NET ASSETS	$114,418,529	$132,117,184
NET ASSETS CONSIST OF:
Paid in capital (par value of $.001 per share)	103,742,961	132,986,128
Distributable earnings (Distributions in excess of earnings)	10,675,568	(868,944)
NET ASSETS	$114,418,529	$132,117,184
* Identified cost	$101,891,623 (a)	$112,938,011 (b)

See Notes to Financial Statements.

THE ALGER ETF TRUST
Statements of Assets and Liabilities December 31, 2025  (Continued)

	Alger 35 ETF	Alger Mid Cap 40 ETF
SHARES OF BENEFICIAL INTEREST OUTSTANDING — Note 7:	3,287,500	6,287,500
NET ASSET VALUE PER SHARE:	$34.80	$21.01

(a)
At December 31, 2025, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $104,106,580, amounted to $10,353,079, which consisted of aggregate gross unrealized appreciation of
$15,102,738, and aggregate gross unrealized depreciation of $4,749,659.

(b)
At December 31, 2025, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $115,929,673, amounted to $13,312,966, which consisted of aggregate gross unrealized appreciation of
$19,590,980, and aggregate gross unrealized depreciation of $6,278,014.

See Notes to Financial Statements.

THE ALGER ETF TRUST
Statements of Assets and Liabilities December 31, 2025  (Continued)

	Alger Concentrated Equity ETF	Alger AI Enablers & Adopters ETF
ASSETS:
Investments in unaffiliated securities, at value (Identified cost below)* see accompanying schedules of investments	$222,677,119	$293,475,338
Receivable for investment securities sold	126,657	6,118,091
Receivable for shares of beneficial interest sold	429,187	—
Dividends and interest receivable	29,938	48,185
Receivable from Investment Manager	32,145	48,447
Prepaid expenses	2,986	4,012
Total Assets	223,298,032	299,694,073
LIABILITIES:
Payable for investment securities purchased	421,957	1,086,930
Bank overdraft	—	6,518,006
Accrued investment advisory fees	88,569	123,406
Accrued professional fees	19,983	18,939
Accrued transfer agent fees	5,676	5,717
Accrued fund accounting fees	4,874	6,483
Accrued custodian fees	7,257	16,139
Accrued printing fees	2,032	3,605
Accrued other expenses	1,759	2,285
Total Liabilities	552,107	7,781,510
NET ASSETS	$222,745,925	$291,912,563
NET ASSETS CONSIST OF:
Paid in capital (par value of $.001 per share)	206,445,456	275,184,071
Distributable earnings (Distributions in excess of earnings)	16,300,469	16,728,492
NET ASSETS	$222,745,925	$291,912,563
* Identified cost	$203,377,374 (c)	$269,665,036 (d)

See Notes to Financial Statements.

THE ALGER ETF TRUST
Statements of Assets and Liabilities December 31, 2025  (Continued)

	Alger Concentrated Equity ETF	Alger AI Enablers & Adopters ETF
SHARES OF BENEFICIAL INTEREST OUTSTANDING — Note 7:	6,487,500	8,062,500
NET ASSET VALUE PER SHARE:	$34.33	$36.21

(c)
At December 31, 2025, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $206,200,508, amounted to $16,476,611, which consisted of aggregate gross unrealized appreciation of
$24,327,319, and aggregate gross unrealized depreciation of $7,850,708.

(d)
At December 31, 2025, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $276,380,639, amounted to $17,094,698, which consisted of aggregate gross unrealized appreciation of
$31,006,383, and aggregate gross unrealized depreciation of $13,911,685.

See Notes to Financial Statements.

THE ALGER ETF TRUST
Statements of Assets and Liabilities December 31, 2025  (Continued)

Alger Russell Innovation ETF
ASSETS:
Investments in unaffiliated securities, at value (Identified cost below)* see accompanying schedules of investments	$15,183,384
Dividends and interest receivable	5,077
Receivable from Investment Manager	19,528
Prepaid expenses	411
Total Assets	15,208,400
LIABILITIES:
Bank overdraft	15,371
Accrued investment advisory fees	6,247
Accrued professional fees	18,908
Accrued transfer agent fees	5,883
Accrued fund accounting fees	2,026
Accrued custodian fees	2,193
Accrued printing fees	165
Accrued other expenses	5,764
Total Liabilities	56,557
NET ASSETS	$15,151,843
NET ASSETS CONSIST OF:
Paid in capital (par value of $.001 per share)	15,844,112
Distributable earnings (Distributions in excess of earnings)	(692,269)
NET ASSETS	$15,151,843
* Identified cost	$15,255,961 (e)

See Notes to Financial Statements.

THE ALGER ETF TRUST
Statements of Assets and Liabilities December 31, 2025  (Continued)

Alger Russell Innovation ETF
SHARES OF BENEFICIAL INTEREST OUTSTANDING — Note 7:	700,000
NET ASSET VALUE PER SHARE:	$21.65

(e)
At December 31, 2025, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $15,674,027, amounted to $490,643, which consisted of aggregate gross unrealized appreciation of
$1,008,923, and aggregate gross unrealized depreciation of $1,499,566.

See Notes to Financial Statements.

THE ALGER ETF TRUST
Statements of Operations for the year ended December 31, 2025

	Alger 35 ETF	Alger Mid Cap 40 ETF
INCOME:
Dividends (net of foreign withholding taxes*)	$83,471	$184,295
Interest	40,094	197,666
Total Income	123,565	381,961
EXPENSES:
Investment advisory fees — Note 3	236,204	503,907
Professional fees	58,719	121,615
Transfer agent fees	33,121	35,027
Fund accounting fees	16,478	23,024
Custodian fees	15,455	25,909
Printing fees	9,782	23,677
Licensing fees	9,500	9,500
Tax expense	6,875	6,875
Interest expense — Note 3	3,670	1,623
Trustee fees — Note 3	3,134	6,514
Registration fees	1,809	4,993
Other expenses	7,224	10,442
Total Expenses	401,971	773,106
Less, expense reimbursements/waivers — Note 3	(109,607)	(166,794)
Net Expenses	292,364	606,312
NET INVESTMENT (LOSS)	(168,799)	(224,351)
REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain (loss) on unaffiliated investments	661,176	(2,519,717)
Net realized gain on in-kind transactions	6,127,006	9,459,705
Net realized (loss) on foreign currency transactions	(422)	—
Net realized gain on investments and foreign currency	6,787,760	6,939,988
Net change in unrealized appreciation on unaffiliated investments	4,253,055	4,204,811
Net realized and unrealized gain on investments and foreign currency	11,040,815	11,144,799
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,872,016	$10,920,448
* Foreign withholding taxes	$2,160	$310
See Notes to Financial Statements.

THE ALGER ETF TRUST
Statements of Operations for the year ended December 31, 2025  (Continued)

	Alger Concentrated Equity ETF	Alger AI Enablers & Adopters ETF
INCOME:
Dividends (net of foreign withholding taxes*)	$242,995	$377,547
Interest	18,912	22,259
Total Income	261,907	399,806
EXPENSES:
Investment advisory fees — Note 3	391,731	550,893
Professional fees	52,053	57,972
Transfer agent fees	34,057	34,347
Fund accounting fees	22,563	27,841
Custodian fees	27,809	62,562
Printing fees	9,286	12,302
Licensing fees	9,500	9,500
Tax expense	6,875	6,875
Interest expense — Note 3	7,115	42,995
Trustee fees — Note 3	5,101	6,987
Registration fees	2,203	3,222
Other expenses	2,561	11,272
Total Expenses	570,854	826,768
Less, expense reimbursements/waivers — Note 3	(85,052)	(110,912)
Net Expenses	485,802	715,856
NET INVESTMENT (LOSS)	(223,895)	(316,050)
REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized (loss) on unaffiliated investments	(2,133,505)	(4,182,584)
Net realized gain on in-kind transactions	5,970,079	10,541,476
Net realized (loss) on foreign currency transactions	—	(101)
Net realized gain on investments and foreign currency	3,836,574	6,358,791
Net change in unrealized appreciation on unaffiliated investments	16,611,605	21,392,717
Net realized and unrealized gain on investments and foreign currency	20,448,179	27,751,508
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$20,224,284	$27,435,458
* Foreign withholding taxes	$6,782	$7,009
See Notes to Financial Statements.

THE ALGER ETF TRUST
Statements of Operations for the year ended December 31, 2025  (Continued)

Alger Russell Innovation ETF From January 06, 2025 (commencement of operations) to December 31, 2025
INCOME:
Dividends (net of foreign withholding taxes*)	$112,518
Interest	908
Income from securities lending	147
Total Income	113,573
EXPENSES:
Investment advisory fees — Note 3	55,705
Professional fees	28,174
Transfer agent fees	35,356
Fund accounting fees	10,189
Custodian fees	10,491
Printing fees	3,693
Licensing fees	11,956
Tax expense	7,500
Interest expense — Note 3	77
Trustee fees — Note 3	853
Other expenses	2,459
Total Expenses	166,453
Less, expense reimbursements/waivers — Note 3	(98,462)
Net Expenses	67,991
NET INVESTMENT INCOME	45,582
REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized (loss) on unaffiliated investments	(730,090)
Net realized gain on in-kind transactions	1,479,461
Net realized gain on investments and foreign currency	749,371
Net change in unrealized (depreciation) on unaffiliated investments	(72,577)
Net realized and unrealized gain on investments and foreign currency	676,794
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$722,376
* Foreign withholding taxes	$—
See Notes to Financial Statements.

THE ALGER ETF TRUST
Statements of Changes in Net Assets

	Alger 35 ETF
	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
Net investment (loss)	$(168,799)	$(32,505)
Net realized gain on investments and foreign currency	6,787,760	2,282,068
Net change in unrealized appreciation on investments and foreign currency	4,253,055	5,983,942
Net increase in net assets resulting from operations	10,872,016	8,233,505
Dividends and distributions to shareholders:
Income distributions	(223,020)	(53,040)
Total dividends and distributions to shareholders	(223,020)	(53,040)
Net increase from shares of beneficial interest transactions — Note 7	70,792,248	11,819,676
Total increase	81,441,244	20,000,141
Net Assets:
Beginning of period	32,977,285	12,977,144
END OF PERIOD	$114,418,529	$32,977,285
See Notes to Financial Statements.

THE ALGER ETF TRUST
Statements of Changes in Net Assets  (Continued)

	Alger Mid Cap 40 ETF
	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
Net investment income (loss)	$(224,351)	$68,527
Net realized gain on investments and foreign currency	6,939,988	5,459,434
Net change in unrealized appreciation on investments and foreign currency	4,204,811	7,126,106
Net increase in net assets resulting from operations	10,920,448	12,654,067
Dividends and distributions to shareholders:
Income distributions	(253,378)	(34,808)
Return of capital	—	(36,708)
Total dividends and distributions to shareholders	(253,378)	(71,516)
Net increase from shares of beneficial interest transactions — Note 7	48,213,445	32,602,100
Total increase	58,880,515	45,184,651
Net Assets:
Beginning of period	73,236,669	28,052,018
END OF PERIOD	$132,117,184	$73,236,669
See Notes to Financial Statements.

THE ALGER ETF TRUST
Statements of Changes in Net Assets  (Continued)

	Alger Concentrated Equity ETF
	For the Year Ended December 31, 2025	From April 4, 2024 (commencement of operations) to December 31, 2024
Net investment (loss)	$(223,895)	$(7,533)
Net realized gain on investments and foreign currency	3,836,574	89,484
Net change in unrealized appreciation on investments and foreign currency	16,611,605	2,688,140
Net increase in net assets resulting from operations	20,224,284	2,770,091
Dividends and distributions to shareholders:
Income distributions	(1,132,491)	(26,214)
Return of capital	(8,132)	—
Total dividends and distributions to shareholders	(1,140,623)	(26,214)
Net increase from shares of beneficial interest transactions — Note 7	186,525,299	14,393,088
Total increase	205,608,960	17,136,965
Net Assets:
Beginning of period	17,136,965	—
END OF PERIOD	$222,745,925	$17,136,965
See Notes to Financial Statements.

THE ALGER ETF TRUST
Statements of Changes in Net Assets  (Continued)

	Alger AI Enablers & Adopters ETF
	For the Year Ended December 31, 2025	From April 4, 2024 (commencement of operations) to December 31, 2024
Net investment (loss)	$(316,050)	$(2,388)
Net realized gain on investments and foreign currency	6,358,791	255,097
Net change in unrealized appreciation on investments and foreign currency	21,392,717	2,417,585
Net increase in net assets resulting from operations	27,435,458	2,670,294
Dividends and distributions to shareholders:
Income distributions	(4,448,144)	(134,269)
Return of capital	(15,683)	—
Total dividends and distributions to shareholders	(4,463,827)	(134,269)
Net increase from shares of beneficial interest transactions — Note 7	245,363,344	21,041,563
Total increase	268,334,975	23,577,588
Net Assets:
Beginning of period	23,577,588	—
END OF PERIOD	$291,912,563	$23,577,588
See Notes to Financial Statements.

THE ALGER ETF TRUST
Statements of Changes in Net Assets  (Continued)

Alger Russell Innovation ETF
From January 6, 2025 (commencement of operations) to December 31, 2025
Net investment income	$45,582
Net realized gain on investments and foreign currency	749,371
Net change in unrealized (depreciation) on investments and foreign currency	(72,577)
Net increase in net assets resulting from operations	722,376
Dividends and distributions to shareholders:
Income distributions	(43,372)
Total dividends and distributions to shareholders	(43,372)
Net increase from shares of beneficial interest transactions — Note 7	14,472,839
Total increase	15,151,843
Net Assets:
Beginning of period	—
END OF PERIOD	$15,151,843
See Notes to Financial Statements.

THE ALGER ETF TRUST
Financial Highlights for a share outstanding throughout the period

Alger 35 ETF
	Year Ended 12/31/2025	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2022	From 5/3/2021 (commencement of operations) to 12/31/2021(a)
Net asset value, beginning of period	$25.37	$17.30	$13.07	$20.40	$20.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)	(0.10)	(0.03)	(0.01)	0.01	(0.04)
Net realized and unrealized gain (loss) on investments	9.60	8.14	4.24	(7.33)	0.44
Total from investment operations	9.50	8.11	4.23	(7.32)	0.40
Dividends from net investment income	—	(0.04)	— (c)	(0.01)	—
Distributions from net realized gains	(0.07)	—	—	—	—
Net asset value, end of period	$34.80	$25.37	$17.30	$13.07	$20.40
Total return	37.46%	46.89%	32.38%	(35.90) %	2.00%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$114,419	$32,977	$12,977	$8,983	$13,517
Ratio of gross expenses to average net assets	0.77%	1.23%	1.60%	1.83%	1.85%
Ratio of expense reimbursements to average net assets	(0.21) %	(0.68) %	(1.05) %	(1.28) %	(1.30) %
Ratio of net expenses to average net assets	0.56%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income (loss) to average net assets	(0.32) %	(0.15) %	(0.10) %	0.08%	(0.28) %
Portfolio turnover rate(d)	189.42%	219.07%	414.20%	187.01%	99.20%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Amount was less than $0.005 per share.
(d)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

THE ALGER ETF TRUST
Financial Highlights for a share outstanding throughout the period

Alger Mid Cap 40 ETF
	Year Ended 12/31/2025	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2022	From 2/26/2021 (commencement of operations) to 12/31/2021(a)
Net asset value, beginning of period	$18.66	$13.60	$11.69	$20.00	$20.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)	(0.04)	0.03	0.01	(0.01)	(0.08)
Net realized and unrealized gain (loss) on investments	2.43	5.05	1.90	(8.30)	1.15
Total from investment operations	2.39	5.08	1.91	(8.31)	1.07
Dividends from net investment income	(0.04)	(0.01)	—	—	—
Distributions from net realized gains	—	—	—	—	(1.07)
Return of capital	—	(0.01)	—	—	—
Net asset value, end of period	$21.01	$18.66	$13.60	$11.69	$20.00
Total return	12.87%	37.34%	16.34%	(41.55) %	5.62%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$132,117	$73,237	$28,052	$28,638	$38,750
Ratio of gross expenses to average net assets	0.77%	0.98%	1.14%	1.19%	1.23%
Ratio of expense reimbursements to average net assets	(0.17) %	(0.38) %	(0.53) %	(0.59) %	(0.63) %
Ratio of net expenses to average net assets	0.60%	0.60%	0.61%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	(0.22) %	0.16%	0.06%	(0.09) %	(0.43) %
Portfolio turnover rate(c)	389.65%	199.13%	206.82%	256.37%	417.06%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

THE ALGER ETF TRUST
Financial Highlights for a share outstanding throughout the period

Alger Concentrated Equity ETF
	Year Ended 12/31/2025	From 4/4/2024 (commencement of operations) to 12/31/2024(a)
Net asset value, beginning of period	$25.87	$19.75
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.08)	(0.02)
Net realized and unrealized gain on investments	8.72	6.18
Total from investment operations	8.64	6.16
Distributions from net realized gains	(0.18)	(0.04)
Return of capital	— (c)	—
Net asset value, end of period	$34.33	$25.87
Total return	33.41%	31.20%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$222,746	$17,137
Ratio of gross expenses to average net assets	0.66%	1.62%
Ratio of expense reimbursements to average net assets	(0.10) %	(1.07) %
Ratio of net expenses to average net assets	0.56%	0.55%
Ratio of net investment (loss) to average net assets	(0.26) %	(0.11) %
Portfolio turnover rate(d)	59.71%	46.82%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Amount was more than $(0.001) per share.
(d)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

THE ALGER ETF TRUST
Financial Highlights for a share outstanding throughout the period

Alger AI Enablers & Adopters ETF
	Year Ended 12/31/2025	From 4/4/2024 (commencement of operations) to 12/31/2024(a)
Net asset value, beginning of period	$26.20	$19.73
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.09)	(0.01)
Net realized and unrealized gain on investments	10.64	6.65
Total from investment operations	10.55	6.64
Distributions from net realized gains	(0.54)	(0.17)
Return of capital	— (c)	—
Net asset value, end of period	$36.21	$26.20
Total return	40.26%	33.67%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$291,913	$23,578
Ratio of gross expenses to average net assets	0.67%	1.68%
Ratio of expense reimbursements to average net assets	(0.09) %	(1.13) %
Ratio of net expenses to average net assets	0.58%	0.55%
Ratio of net investment (loss) to average net assets	(0.26) %	(0.04) %
Portfolio turnover rate(d)	194.32%	127.42%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Amount was more than $(0.001) per share.
(d)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

THE ALGER ETF TRUST
Financial Highlights for a share outstanding throughout the period

Alger Russell Innovation ETF
From 1/6/2025 (commencement of operations) to 12/31/2025(a)
Net asset value, beginning of period	$20.21
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.07
Net realized and unrealized gain on investments	1.43
Total from investment operations	1.50
Dividends from net investment income	(0.06)
Net asset value, end of period	$21.65
Total return	7.43%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$15,152
Ratio of gross expenses to average net assets	1.34%
Ratio of expense reimbursements to average net assets	(0.79) %
Ratio of net expenses to average net assets	0.55%
Ratio of net investment income to average net assets	0.37%
Portfolio turnover rate(c)	67.54%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS

NOTE 1 — General:

The Alger ETF Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of  1940, as amended (the “1940 Act”), and organized as a business trust under the laws of  the Commonwealth of  Massachusetts on March 24, 2020. The Alger Mid Cap 40 ETF and Alger Russell Innovation ETF are each a separate diversified series of the Trust, and the Alger 35 ETF, the Alger Concentrated Equity ETF and the Alger AI Enablers & Adopters ETF are each separate non-diversified series of  the Trust (each, a “Fund” and together, the “Funds”). The Trust qualifies as an investment company as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 – Financial Services – Investment Companies. Alger Russell Innovation ETF seeks investment results that, before fees and expenses, closely correspond to the performance of the Alger Russell Innovation Index. All other Funds' investment objective is to seek long-term capital appreciation. Under normal circumstances, each Fund invests primarily in equity securities. Shares of each Fund are listed for trading on the NYSE Arca, Inc.
The Alger Russell Innovation ETF commenced operations on January 6, 2025.
The Alger Weatherbie Enduring Growth ETF was liquidated on December 29, 2025 which was previously a series within the Alger ETF Trust.
NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the "Board"). Investments held by the Funds are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).
The Board has designated, pursuant to Rule 2a-5 under the 1940 Act, Fred Alger Management, LLC, the Funds' investment adviser (“Alger Management” or the “Investment Manager”), as its valuation designee (the “Valuation Designee”) to make fair value determinations subject to the Board’s review and oversight. The Valuation Designee has established a Valuation Committee (“Committee”) comprised of representatives of the Investment Manager and officers of the Funds to assist in performing the duties and responsibilities of the Valuation Designee.
The Valuation Designee has established valuation processes including but not limited to: (i) making fair value determinations when market quotations for financial instruments are not readily available in accordance with valuation policies and procedures adopted by the Board; (ii) assessing and managing material risks associated with fair valuation determinations; (iii) selecting, applying and testing fair valuation methodologies; and (iv) overseeing and

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS  (Continued)

evaluating pricing services used by the Funds. The Valuation Designee regularly reports its fair valuation determinations and related valuation information to the Board. The Committee generally meets quarterly and on an as-needed basis to review and evaluate the effectiveness of  the valuation policies and procedures in accordance with the requirements of  Rule 2a-5.
Investments in short-term securities held by the Funds having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Investments in other open-end investment companies registered under the 1940 Act, including money market funds, are valued at such investment companies' net asset value per share.
Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are generally valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.
Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the Valuation Designee, through its Committee, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the NYSE is open.
FASB Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds' own assumptions based on the best information available in these circumstances. The three-tier hierarchy of inputs is

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS  (Continued)

summarized in the three broad Levels listed below. Each Fund's quantitative summary by Level can be found in Note 9.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – significant other observable inputs (including quoted prices for similar or identical investments, amortized cost, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)
The Funds' valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, transaction pricing, performance of comparable publicly traded securities, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the valuations assigned to such securities by the Funds may significantly differ from the valuations that would have been assigned by the Funds had there been an active market for such securities.
(b) Cash: Cash includes U.S. dollars, if applicable.
(c) Securities Transactions and Investment Income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.
(d) Foreign Currency Transactions: The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the prevailing rates of exchange

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS  (Continued)

on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of such transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from the disposition of foreign currencies, currency gains and losses realized between the trade dates and settlement dates of security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.  The effects of changes in foreign currency exchange rates on investments in securities are included in realized and unrealized gain or loss on investments in the accompanying Statements of Operations.
(e) Lending of  Fund Securities: The Funds may lend their securities to financial institutions (other than to the Investment Manager or its affiliates), provided that the market value of the securities loaned will not at any time exceed one third of a Fund’s total assets including borrowings, as defined in its prospectus. The Funds may earn fees on the securities loaned, which are included in income from securities lending in the accompanying Statements of Operations, if applicable. In order to protect against the risk of  failure by the borrower to return the securities loaned or any delay in the delivery of  such securities, the loan is collateralized by cash or securities that are maintained with the Custodian, in an amount equal to at least 102% of  the current market value of  U.S. loaned securities. The market value of the loaned securities is determined at the close of each business day of the Funds. Any required additional collateral is delivered to the Custodian each day and any excess collateral is returned to the borrower on the next business day. In the event the borrower fails to return the loaned securities when due, the Funds may take  the collateral to replace the securities. If  the value of  the collateral is less than the purchase cost of  replacement securities, the Custodian shall be responsible for any shortfall, but only to the extent that the shortfall is not due to any diminution in collateral value, as defined in the securities lending agreement. Each Fund is required to maintain the collateral in a segregated account and determine its value each day until the loaned securities are returned.  Cash collateral may be invested as determined by the Fund. Collateral is returned to the borrower upon settlement of the loan. At December 31, 2025, the Funds had no securities on loan.
(f) Dividends to Shareholders: Dividends and distributions payable to shareholders are recorded by the Funds on the ex-dividend date. Dividends from net investment income, if available, are declared and paid annually. Distributions from net realized gains, offset by any loss carryforward, are declared and paid annually.

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS  (Continued)

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with U.S. federal income tax rules. Therefore, the source of a Fund’s distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income, net realized gain on investment transactions, or return of capital, depending on the type of book/tax differences that may exist. Capital accounts within the financial statements are adjusted for permanent book/tax differences. Reclassifications result primarily from the differences in tax treatment of redemption in kind adjustments. The reclassifications are done annually at year-end and have no impact on the net asset values of the Funds and are designed to present each Fund’s capital accounts on a tax basis.
(g) In-Kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
(h) Federal Income Taxes: It is each Fund’s policy to comply with the requirements of the U.S. Internal Revenue Code Subchapter M applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Provided that the Funds maintain such compliance, no U.S. federal income tax provision is required at the Fund level. Each Fund is treated as a separate entity for the purpose of determining such compliance.
FASB Accounting Standards Codification 740 – Income Taxes (“ASC 740”) requires the Funds to measure and recognize in their financial statements the benefit of a tax position taken (or expected to be taken) on an income tax return if such position will more likely than not be sustained upon examination based on the technical merits of the position. No tax years are currently under investigation. The Funds file income tax returns in the U.S. Federal jurisdiction, as well as the New York State and New York City jurisdictions. The statute of limitations on the Funds' tax returns remains open for the tax years 2021-2024, as applicable. Alger Management does not believe there are any uncertain tax positions that require recognition of a tax liability.
(i) Allocation Methods: The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to each Fund are charged to that Fund’s operations; expenses which are applicable to all Funds are allocated among them based on net assets.
(j) Segment Reporting: The Funds adhere to FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). An operating segment is

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS  (Continued)

defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses and, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance. The Principal Executive Officer of the Trust acts as the Funds' CODM. Each Fund represents a single operating segment. The CODM monitors the operating results of each Fund, including each Fund's portfolio composition, total return, expense ratio, and changes in net assets. Each Fund's long-term strategic asset allocation is determined in accordance with the terms of each Fund's prospectus, based on a defined investment strategy which is executed by the Investment Manager.
(k) Estimates: These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America, which require using estimates and assumptions that affect the reported amounts therein. Actual results may differ from those estimates. All such estimates are of a normal recurring nature.
(l) Recent Accounting Pronouncement: In December 2023, FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Improvements to Income Tax Disclosures, to enhance income tax disclosures. The main provisions are the categorization and disclosure of income tax rates and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024. Alger Management has evaluated the amendment’s impact to the Funds' financial statements and determined no amendments are necessary.
NOTE 3 — Investment Advisory Fees and Other Transactions with Affiliates:

(a) Investment Advisory Fees: Fees incurred by each Fund, pursuant to the provisions of the Trust's Investment Management Agreement with the Investment Manager, are payable monthly and computed based on the following actual rates based on a percentage of average daily net assets:

Actual Rate
Alger 35 ETF	0.45%
Alger Mid Cap 40 ETF	0.50%
Alger Concentrated Equity ETF	0.45%
Alger AI Enablers & Adopters ETF	0.45%
Alger Russell Innovation ETF(a)	0.45%

(a)	Actual rate is annualized for the period January 6, 2025 (Fund's commencement of operations) through December 31, 2025.

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS  (Continued)

Alger Management has contractually agreed to waive and/or reimburse other expenses (excluding acquired fund fees and expenses, dividend expense on short sales, net borrowing costs, interest, taxes, brokerage expenses, extraordinary expenses, and certain proxy expenses, to the extent applicable) through December 31, 2027, to the extent necessary to limit such expenses to the rates listed in the table below, based on average daily net assets. For the avoidance of doubt, this contractual agreement does not include advisory fees.

	OTHER EXPENSES WAIVER / REIMBURSMENT	FEES WAIVED / REIMBURSED FOR THE YEAR ENDED DECEMBER 31, 2025

Alger 35 ETF	0.10%	$109,607
Alger Mid Cap 40 ETF	0.10%	166,794
Alger Concentrated Equity ETF	0.10%	85,052
Alger AI Enablers & Adopters ETF	0.10%	110,912
Alger Russell Innovation ETF(a)	0.10%	98,462

(a)	Fund commenced operations on January 6, 2025.
Alger Management may recoup any fees waived or expenses reimbursed pursuant to the contract; however, a Fund will only make repayments to Alger Management if such repayment does not cause a Fund’s expense ratio, after the repayment is taken into account, to exceed both (i) the expense cap in place at the time such amounts were waived or reimbursed, and (ii) a Fund’s current expense cap. Such recoupment is limited to two years from the date the amount is initially waived or reimbursed. For the year ended December 31, 2025, and for the period January 6, 2025 (commencement of operations) to December 31, 2025 for the Alger Russell Innovation ETF, there were no recoupments made by the Funds to Alger Management.
(b) Brokerage Commissions: During the year ended December 31, 2025, Alger 35 ETF, Alger Mid Cap 40 ETF, Alger Concentrated Equity ETF, Alger AI Enablers & Adopters ETF and for the period January 6, 2025 (commencement of operations) to December 31, 2025 for the Alger Russell Innovation ETF, paid Fred Alger & Company, LLC, the Trust's distributor and affiliate of Alger Management (the "Distributor" or "Alger LLC"), $20,357, $36,449, $4,915, $21,528 and $2,088, respectively, in connection with securities transactions.
(c) Trustee Fees: Each trustee who is not an “interested person” of the Trust, as defined in the 1940 Act (“Independent Trustee”), received a fee of $170,000 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex, plus travel expenses incurred for attending board meetings. The term “Alger Fund Complex” refers to the Trust, The Alger Funds, The Alger Funds II, The Alger Portfolios, Alger Global Equity Fund and The Alger Institutional Funds,

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS  (Continued)

each of which is a registered investment company managed by Alger Management. The Independent Trustee appointed as Chairman of the Board received additional compensation of $26,000 per annum paid pro rata based on net assets by each fund in the Alger Fund Complex. Additionally, each member of the Audit Committee received a fee of $10,000 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex. Independent Trustees who were not members of the Audit Committee but attended Audit Committee meetings received a stipend of $10,000 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex.
The Board has adopted a policy requiring Independent Trustees to receive a minimum of 10% of their annual compensation in shares of one or more of the funds in the Alger Fund Complex.
(d) Interfund Trades: The Funds may engage in purchase and sale transactions with other funds advised by Alger Management or sub-advised by Weatherbie or Redwood Investments, LLC, affiliates of Alger Management. For the year ended December 31, 2025, these purchases and sales were as follows:

	PURCHASES	SALES	REALIZED GAIN
Alger 35 ETF	$27,213	$—	$—
(e) Interfund Loans: The Funds, along with other funds in the Alger Fund Complex, may borrow money from and lend money to each other for temporary or emergency purposes. To the extent permitted under its investment restrictions, each Fund may lend uninvested cash in an amount up to 15% of its net assets to other funds in the Alger Fund Complex. If a Fund has borrowed from other funds in the Alger Fund Complex and has aggregate borrowings from all sources that exceed 10% of the Fund’s total assets, such Fund will secure all of its loans from other funds in the Alger Fund Complex. The interest rate charged on interfund loans is equal to the average of the overnight U.S. Treasury money market rate and bank loan rate available to the Funds. There were no interfund loans outstanding as of the year ended December 31, 2025.
For the year ended December 31, 2025, and for the period January 6, 2025 (commencement of operations) to December 31, 2025 for the Alger Russell Innovation ETF, the Funds did not incur interfund loan income or expense.
(f) Other Transactions with Affiliates: Certain officers and one Trustee of the Trust are directors and/or officers of Alger Management, the Distributor, or their affiliates. At December 31, 2025, Alger Management and its affiliated entities owned 249,258, 152,654 and 99,482 shares of Alger Concentrated Equity ETF, Alger AI Enablers & Adopters ETF and Alger Russell Innovation ETF, respectively.

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS  (Continued)

NOTE 4 — Securities Transactions:

The following summarizes the securities transactions by each Fund, other than U.S. Government securities, money market securities, and in-kind transactions, for the year ended December 31, 2025:

	PURCHASES	SALES
Alger 35 ETF	$104,414,154	$103,106,600
Alger Mid Cap 40 ETF	374,064,771	381,779,834
Alger Concentrated Equity ETF	55,021,235	53,396,353
Alger AI Enablers & Adopters ETF	254,408,374	243,916,857
Alger Russell Innovation ETF(a)	8,908,703	8,843,762

(a)	Fund commenced operations on January 6, 2025.
The following summarizes the securities in-kind transactions of each Fund for the year ended December 31, 2025. Alger 35 ETF, Alger Mid Cap 40 ETF, Alger Concentrated Equity ETF, Alger AI Enablers & Adopters ETF and Alger Russell Innovation ETF had realized gains on in-kind transactions of $6,127,006, $9,459,705, $5,970,079, $10,541,476 and $1,479,461, respectively. Net gains (losses) on in-kind redemptions are not considered taxable for federal income tax purposes.

	PURCHASES	SALES
Alger 35 ETF	$83,598,187	$14,351,787
Alger Mid Cap 40 ETF	72,032,931	26,194,251
Alger Concentrated Equity ETF	196,954,074	14,657,399
Alger AI Enablers & Adopters ETF	260,811,030	29,333,133
Alger Russell Innovation ETF(a)	23,597,468	9,155,819

(a)	Fund commenced operations on January 6, 2025.
NOTE 5 — Securities Lending:

At December 31, 2025, the Alger Russell Innovation ETF had no outstanding securities on loan with Bank of New York (the "Custodian") as the counterparty. None of the other Funds participated in securities  lending during the year ended December 31, 2025.
Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlements of securities transactions.
The market value of any securities on loan, all of which are classified as equity securities in the Funds' Schedules of Investments, and the value of any related collateral, if any, are shown separately in the Statements of Assets and Liabilities as a component of investments at value, and collateral on securities loaned at value, respectively. There were no securities on loan as of December 31, 2025.

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS  (Continued)

NOTE 6 — Borrowings:

The Funds may borrow from the Custodian on an uncommitted basis. Each Fund pays the Custodian a market rate of interest, generally based upon a rate of return with respect to each respective currency borrowed, taking into consideration relevant overnight and short-term reference rates. Borrowings from the Custodian at December 31, 2025, if any, are included in Bank overdraft in the Statements of Assets and Liabilities. The Funds may also borrow from other funds in the Alger Fund Complex, as discussed in Note 3(e). For the year ended December 31, 2025, the Funds had the following borrowings from the Custodian and other funds in the Alger Fund Complex:

	AVERAGE DAILY BORROWING	WEIGHTED AVERAGE INTEREST RATE
Alger 35 ETF	$59,831	6.13%
Alger Mid Cap 40 ETF	27,221	5.96
Alger Concentrated Equity ETF	116,665	6.10
Alger AI Enablers & Adopters ETF	737,488	6.09
Alger Russell Innovation ETF(a)	1,287	5.98

(a)	Fund commenced operations on January 6, 2025.
The highest amount borrowed by the Funds from the Custodian and other funds in the Alger Fund Complex during the year ended December 31, 2025 was as follows:

HIGHEST BORROWING
Alger 35 ETF	$1,440,058
Alger Mid Cap 40 ETF	1,553,614
Alger Concentrated Equity ETF	2,823,229
Alger AI Enablers & Adopters ETF	9,487,801
Alger Russell Innovation ETF(a)	432,098

(a)	Fund commenced operations on January 6, 2025.
NOTE 7 — Share Capital:

Each Fund offers and issues shares at its NAV per share only in aggregations of a specified number of shares (a “Creation Unit”), generally in exchange for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) (“Deposit Securities”), together with the deposit of a specified cash payment (“Cash Component”). Shares of the Funds are listed for trading on NYSE Arca, Inc., a national securities exchange. Shares of the Funds are traded in the secondary market and elsewhere at market prices that may be at, above or below each Fund’s NAV. Shares of each Fund are redeemable only in Creation Units, generally in exchange for Deposit Securities and a Cash Component. Creation Units are typically a specified number of shares, generally 25,000 or multiples thereof for Alger Russell Innovation ETF

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS  (Continued)

and 12,500 of multiples thereof for each other Fund. The consideration for the purchase of Creation Units of a fund in the Trust generally consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. All orders to purchase Creation Units must be placed by or through authorized participants who have entered into agreements with Alger LLC, a registered broker-dealer. During the year ended December 31, 2025 and for the period January 6, 2025 (commencement of operations) to December 31, 2025 for the Alger Russell Innovation ETF, and the year ended December 31, 2024, as applicable, transactions of shares of beneficial interest were as follows:

	FOR THE YEAR ENDED December 31, 2025		FOR THE YEAR ENDED December 31, 2024
	SHARES	AMOUNT	SHARES	AMOUNT
Alger 35 ETF
Shares sold	2,525,000	$85,509,063	662,500	$13,906,551
Dividends reinvested	—	—	—	—
Shares redeemed	(537,500)	(14,716,815)	(112,500)	(2,086,875)
Net increase	1,987,500	$70,792,248	550,000	$11,819,676

	FOR THE YEAR ENDED December 31, 2025		FOR THE YEAR ENDED December 31, 2024
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Mid Cap 40 ETF
Shares sold	3,837,500	$75,965,656	1,937,500	$33,904,803
Dividends reinvested	—	—	—	—
Shares redeemed	(1,475,000)	(27,752,211)	(75,000)	(1,302,703)
Net increase	2,362,500	$48,213,445	1,862,500	$32,602,100

	FOR THE YEAR ENDED December 31, 2025		For the period April 4, 2024 (commencement of operations) to December 31, 2024
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Concentrated Equity ETF[1]
Shares sold	6,262,500	$201,444,144	662,500	$14,393,088
Dividends reinvested	—	—	—	—
Shares redeemed	(437,500)	(14,918,845)	—	—
Net increase	5,825,000	$186,525,299	662,500	$14,393,088

[1]	Fund commenced operations on April 4, 2024.

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS  (Continued)

	FOR THE YEAR ENDED December 31, 2025		For the period April 4, 2024 (commencement of operations) to December 31, 2024
	SHARES	AMOUNT	SHARES	AMOUNT
Alger AI Enablers & Adopters ETF[1]
Shares sold	8,037,500	$275,937,311	900,000	$21,041,563
Dividends reinvested	—	—	—	—
Shares redeemed	(875,000)	(30,573,967)	—	—
Net increase	7,162,500	$245,363,344	900,000	$21,041,563

[1]	Fund commenced operations on April 4, 2024.

	For the period January 6, 2025 (commencement of operations) to December 31, 2025
	SHARES	AMOUNT
Alger Russell Innovation ETF[1]
Shares sold	1,150,000	$23,684,426
Dividends reinvested	—	—
Shares redeemed	(450,000)	(9,211,587)
Net increase	700,000	$14,472,839

[1]	Fund commenced operations on January 6, 2025.
NOTE 8 — Income Tax Information:

The tax character of distributions paid during the year ended December 31, 2025 and for the period January 6, 2025 (commencement of operations) to December 31, 2025 for the Alger Russell Innovation ETF, and the year ended December 31, 2024 was as follows:

	FOR THE YEAR ENDED December 31, 2025	FOR THE YEAR ENDED December 31, 2024
Alger 35 ETF
Distributions paid from:
Ordinary Income	$223,020	$53,040
Long-term capital gains	—	—
Total distributions paid	$223,020	$53,040
Alger Mid Cap 40 ETF
Distributions paid from:
Ordinary Income	253,378	34,808
Return of Capital	—	36,708
Long-term capital gains	—	—
Total distributions paid	$253,378	$71,516

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS  (Continued)

	FOR THE YEAR ENDED December 31, 2025	FOR THE YEAR ENDED December 31, 2024
Alger Concentrated Equity ETF(a)
Distributions paid from:
Ordinary Income	$1,073,154	$26,214
Return of Capital	8,132	—
Long-term capital gains	59,337	—
Total distributions paid	$1,140,623	$26,214
Alger AI Enablers & Adopters ETF(a)
Distributions paid from:
Ordinary Income	4,439,042	134,269
Return of Capital	15,683	—
Long-term capital gains	9,102	—
Total distributions paid	$4,463,827	$134,269
Alger Russell Innovation ETF(b)
Distributions paid from:
Ordinary Income	43,372
Long-term capital gains	—
Total distributions paid	$43,372

(a)	Fund commenced operations on April 4, 2024.
(b)	Fund commenced operations on January 6, 2025.
As of December 31, 2025, the components of accumulated earnings (losses) on a tax basis were as follows:

Alger 35 ETF
Undistributed ordinary income	$—
Undistributed long-term gains	324,226
Net accumulated earnings	324,226
Capital loss carryforwards	—
Late year ordinary income losses	(1,737)
Net unrealized appreciation	10,353,079
Total accumulated earnings	$10,675,568

Alger Mid Cap 40 ETF
Undistributed ordinary income	$—
Undistributed long-term gains	—
Net accumulated earnings	—
Capital loss carryforwards	(13,704,181)
Late year ordinary income losses	(477,729)
Net unrealized appreciation	13,312,966
Total accumulated earnings	$(868,944)

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS  (Continued)

Alger Concentrated Equity ETF
Undistributed ordinary income	$—
Undistributed long-term gains	—
Net accumulated earnings	—
Capital loss carryforwards	—
Late year ordinary income losses	(176,142)
Net unrealized appreciation	16,476,611
Total accumulated earnings	$16,300,469

Alger AI Enablers & Adopters ETF
Undistributed ordinary income	$—
Undistributed long-term gains	—
Net accumulated earnings	—
Capital loss carryforwards	—
Late year ordinary income losses	(366,206)
Net unrealized appreciation	17,094,698
Total accumulated earnings	$16,728,492

Alger Russell Innovation ETF(a)
Undistributed ordinary income	$2,210
Undistributed long-term gains	—
Net accumulated earnings	2,210
Capital loss carryforwards	(203,836)
Late year ordinary income losses	—
Net unrealized appreciation	(490,643)
Total accumulated earnings	$(692,269)

(a)	Fund commenced operations on January 6, 2025.
During the year ended December 31, 2025, the Alger 35 ETF and the Alger Mid Cap 40 ETF utilized capital loss carryforwards of $2,219,347 and $1,425,695, respectively.
At December 31, 2025, the Alger Mid Cap 40 ETF and the Alger Russell Innovation ETF, for U.S. federal income tax purposes, had capital loss carryforwards of $13,704,181 and $203,836, respectively. These amounts will not be subject to expiration under the Regulated Investment Company Modernization Act of 2010, and these amounts may be applied against future net realized gains until their utilization.
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is determined annually and is attributable primarily to the tax deferral of losses on wash sales, U.S. Internal Revenue Code Section 988 currency transactions, tax treatment of partnership investments, the realization of unrealized appreciation of passive foreign investment companies, and the return of capital from real estate investment trust investments.

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS  (Continued)

The Funds accrue tax on unrealized gains in foreign jurisdictions that impose a foreign capital tax, if applicable.
Permanent differences, primarily from redemptions in-kind, resulted in the following reclassifications among the Funds’ components of net assets  at December 31, 2025:

Alger 35 ETF
Distributable earnings	$(5,820,351)
Paid-in Capital	$5,820,351

Alger Mid Cap 40 ETF
Distributable earnings	$(8,270,127)
Paid-in Capital	$8,270,127

Alger Concentrated Equity ETF
Distributable earnings	$(5,527,069)
Paid-in Capital	$5,527,069

Alger AI Enablers & Adopters ETF
Distributable earnings	$(8,779,164)
Paid-in Capital	$8,779,164

Alger Russell Innovation ETF
Distributable earnings	$(1,371,273)
Paid-in Capital	$1,371,273
NOTE 9 — Fair Value Measurements:

The following is a summary of the inputs used as of December 31, 2025 in valuing the Funds' investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, Alger Management has determined that presenting them by security type and sector is appropriate.

Alger 35 ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$21,690,936	$21,690,936	$—	$—
Consumer Discretionary	15,025,974	15,025,974	—	—
Financials	2,287,158	2,287,158	—	—
Health Care	19,765,551	19,765,551	—	—
Industrials	6,776,864	6,776,864	—	—
Information Technology	43,996,544	43,996,544	—	—
Utilities	4,556,180	4,556,180	—	—
TOTAL COMMON STOCKS	$114,099,207	$114,099,207	$—	$—
SHORT-TERM INVESTMENTS
Money Market Funds	360,452	360,452	—	—
TOTAL INVESTMENTS IN SECURITIES	$114,459,659	$114,459,659	$—	$—

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS  (Continued)

Alger Mid Cap 40 ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$14,982,277	$14,982,277	$—	$—
Consumer Discretionary	9,416,961	9,416,961	—	—
Financials	5,002,832	5,002,832	—	—
Health Care	26,106,282	26,106,282	—	—
Industrials	22,709,052	22,709,052	—	—
Information Technology	35,928,805	35,928,805	—	—
Utilities	7,860,026	7,860,026	—	—
TOTAL COMMON STOCKS	$122,006,235	$122,006,235	$—	$—
SHORT-TERM INVESTMENTS
Money Market Funds	7,236,404	7,236,404	—	—
TOTAL INVESTMENTS IN SECURITIES	$129,242,639	$129,242,639	$—	$—

Alger Concentrated Equity ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$29,426,283	$29,426,283	$—	$—
Consumer Discretionary	30,616,812	30,616,812	—	—
Financials	3,364,002	3,364,002	—	—
Health Care	9,702,032	9,702,032	—	—
Industrials	22,568,820	22,568,820	—	—
Information Technology	116,898,534	116,898,534	—	—
Utilities	8,998,280	8,998,280	—	—
TOTAL COMMON STOCKS	$221,574,763	$221,574,763	$—	$—
SHORT-TERM INVESTMENTS
Money Market Funds	1,102,356	1,102,356	—	—
TOTAL INVESTMENTS IN SECURITIES	$222,677,119	$222,677,119	$—	$—

Alger AI Enablers & Adopters ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$44,104,498	$44,104,498	$—	$—
Consumer Discretionary	44,806,381	44,806,381	—	—
Financials	12,515,425	12,515,425	—	—
Health Care	4,290,743	4,290,743	—	—
Industrials	6,588,609	6,588,609	—	—
Information Technology	147,924,546	147,924,546	—	—
Utilities	19,006,822	19,006,822	—	—
TOTAL COMMON STOCKS	$279,237,024	$279,237,024	$—	$—
PREFERRED STOCKS
Industrials	1,357,114	—	—	1,357,114
Information Technology	9,353,200	—	—	9,353,200
TOTAL PREFERRED STOCKS	$10,710,314	$—	$—	$10,710,314

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS  (Continued)

Alger AI Enablers & Adopters ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
SPECIAL PURPOSE VEHICLE
Information Technology	$3,528,000	$—	$—	$3,528,000
TOTAL INVESTMENTS IN SECURITIES	$293,475,338	$279,237,024	$—	$14,238,314

Alger Russell Innovation ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$1,198,354	$1,198,354	$—	$—
Consumer Discretionary	1,227,518	1,227,518	—	—
Consumer Staples	318,368	318,368	—	—
Financials	287,580	287,580	—	—
Health Care	3,963,657	3,963,657	—	—
Industrials	261,727	261,727	—	—
Information Technology	7,926,180	7,926,180	—	—
TOTAL COMMON STOCKS	$15,183,384	$15,183,384	$—	$—
TOTAL INVESTMENTS IN SECURITIES	$15,183,384	$15,183,384	$—	$—

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger AI Enablers & Adopters ETF	Preferred Stocks
Opening balance at January 1, 2025	$1,357,850
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	1,762,560
Purchases and Sales/Distributions
Purchases	7,589,904
Sales/Distributions	—
Closing balance at December 31, 2025	10,710,314
Net change in unrealized appreciation (depreciation) attributable to investments still held at December 31, 2025*	$1,762,560

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS  (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger AI Enablers & Adopters ETF	Special Purpose Vehicle
Opening balance at January 1, 2025	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(114,660)
Purchases and Sales/Distributions
Purchases	3,642,660
Sales/Distributions	—
Closing balance at December 31, 2025	3,528,000
Net change in unrealized appreciation (depreciation) attributable to investments still held at December 31, 2025*	$(114,660)

*	Net change in unrealized appreciation (depreciation) is included in the net change in unrealized appreciation (depreciation) on investments in the accompanying Statements of Operations.
The following table provides quantitative information about each Fund's Level 3 fair value measurements of its investments as of December 31, 2025. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to each Fund's fair value measurements.

	Fair Value December 31, 2025	Valuation Methodology	Unobservable Inputs	Inputs/Range	Weighted Average Inputs
Alger AI Enablers & Adopters ETF
Preferred Stocks	$9,353,200	Market Approach	Revenue Multiple	23.05x-24.84x	24.67x
	1,357,114	Market Approach	Transaction Price**	N/A	N/A*
Special Purpose vehicle	3,528,000	Market Approach	Transaction Price***	N/A	N/A*

*	Each security type listed and respective valuation methodology and unobservable input, represents only one investment.
**
Fair value was determined based on the recent acquisition price (transaction price) as a best measure of fair value with no material changes in valuation assumptions since the acquisition date of November 18, 2025.

***
Fair value was determined based on the recent acquisition price (transaction price) as a best measure of fair value with no material changes in valuation assumptions since the acquisition date of November 4, 2025.

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS  (Continued)

The significant unobservable inputs used in the fair value measurement of each Fund's securities are revenue and EBITDA multiples, publicly traded comparable securities’ market value and revenue multiples, transaction pricing, discount rates, and the probability of  success of  certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between these inputs would have resulted in significantly higher or lower fair value measurements than those noted in the table above. Generally, all other things being equal, increases in revenue and EBITDA multiples, decreases in discount rates, and increases in the probability of success result in higher fair value measurements, whereas decreases in revenues and EBITDA multiples, increases in discount rates, and decreases in the probability of success result in lower fair value measurements.  For the year ended December 31, 2025, there were no changes in valuation methodology on Level 3 investments.
NOTE 10 — Principal Risks:

Alger 35 ETF - Investing in the stock market involves risks, including the potential loss of principal. Investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. Investing in companies of small and medium capitalizations involves the risk that such issuers may have limited product lines or financial resources, lack management depth, or have limited liquidity. The Fund is classified as a “non-diversified fund” under federal securities laws because it can invest in fewer individual companies than a diversified fund. Active trading may increase transaction costs, brokerage commissions, and taxes, which can lower the return on investment. At times, cash may be a larger position in the Fund and may underperform relative to equity securities. ETF shares are based on market price rather than net asset value (“NAV”), as a result, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund may also incur brokerage commissions, as well as the cost of the bid/ask spread, when purchase or selling ETF shares. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation and/or redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The Investment Manager cannot predict whether

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS  (Continued)

shares will trade above (premium), below (discount) or at NAV. The Fund may effect its creations and redemptions for cash, rather than for in-kind securities. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in Fund shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind. Brokerage fees and taxes will be higher than if the Fund sold and redeemed shares in-kind. Certain shareholders, including other funds advised by the Investment Manager or an affiliate of the Investment Manager, may from time to time own a substantial amount of the shares of the Fund. Redemptions by large shareholders could have a significant negative impact on the Fund.
Alger Mid Cap 40 ETF - Investing in the stock market involves risks, including the potential loss of principal. Investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. Investing in companies of medium capitalizations involves the risk that such issuers may have limited product lines or financial resources, lack management depth, or have limited liquidity. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. Assets may be focused in a small number of holdings, making them susceptible to risks associated with a single economic, political or regulatory event than a more diversified portfolio. At times, cash may be a larger position in the Fund and may underperform relative to equity securities. ETF shares are based on market price rather than net asset value (“NAV”), as a result, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund may also incur brokerage commissions, as well as the cost of the bid/ask spread, when purchase or selling ETF shares. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation and/or redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The Investment Manager cannot predict whether shares will trade above (premium), below (discount) or at NAV. The Fund may effect its creations and redemptions for cash, rather than for in-kind securities. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS  (Continued)

sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in Fund shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind. Brokerage fees and taxes will be higher than if the Fund sold and redeemed shares in-kind. Certain shareholders, including other funds advised by the Investment Manager or an affiliate of the Investment Manager, may from time to time own a substantial amount of the shares of the Fund. Redemptions by large shareholders could have a significant negative impact on the Fund.
Alger Concentrated Equity ETF - Investing in the stock market involves risks, including the potential loss of principal. Investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. A significant portion of assets will be concentrated in securities in related industries, and may be similarly affected by adverse developments and price movements in such industries. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. The Fund is classified as a “non-diversified fund” under federal securities laws because it can invest in fewer individual companies than a diversified fund. Private placements are offerings of a company's securities not registered with the SEC and not offered to the public, for which limited information may be available. Such investments are generally considered to be illiquid. Active trading may increase transaction costs, brokerage commissions, and taxes, which can lower the return on investment. At times, cash may be a larger position in the Fund and may underperform relative to equity securities. ETF shares are based on market price rather than net asset value (“NAV”), as a result, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund may also incur brokerage commissions, as well as the cost of the bid/ask spread, when purchase or selling ETF shares. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation and/or redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The Investment Manager cannot predict whether shares will trade above (premium), below (discount) or at NAV. The Fund may effect its creations and redemptions for cash, rather than for in-kind securities. Therefore, it may be required to sell portfolio securities and subsequently

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS  (Continued)

recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in Fund shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind. Brokerage fees and taxes will be higher than if the Fund sold and redeemed shares in-kind. Certain shareholders, including other funds advised by the Investment Manager or an affiliate of the Investment Manager, may from time to time own a substantial amount of the shares of the Fund. Redemptions by large shareholders could have a significant negative impact on the Fund.
Alger AI Enablers & Adopters ETF - Investing in the stock market involves risks, including the potential loss of principal. Investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. Companies involved in, or exposed to, AI-related businesses may have limited product lines, markets, financial resources or personnel as they face intense competition and potentially rapid product obsolescence, and many depend significantly on retaining and growing their consumer base. These companies may be substantially exposed to the market and business risks of other industries or sectors, and may be adversely affected by negative developments impacting those companies, industries or sectors, as well as by loss or impairment of intellectual property rights or misappropriation of their technology. Companies that utilize AI could face reputational harm, competitive harm, and legal liability, and/or an adverse effects on business operations as content, analyses, or recommendations that AI applications produce may be deficient, inaccurate, biased, misleading or incomplete, may lead to errors, and may be used in negligent or criminal ways. AI technology could face increasing regulatory scrutiny in the future, which may limit the development of this technology and impede the future growth. AI companies, especially smaller companies, tend to be more volatile than companies that do not rely heavily on technology. A significant portion of assets will be concentrated in securities in related industries, and may be similarly affected by adverse developments and price movements in such industries. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. Investing in companies of small and medium capitalizations involves the risk that such issuers may have limited product lines or financial resources, lack management depth, or have limited liquidity. The Fund is classified as a “non-diversified fund” under federal securities laws because it can invest in fewer individual companies than a diversified fund. Private placements are offerings of a company's securities not

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS  (Continued)

registered with the SEC and not offered to the public, for which limited information may be available. Such investments are generally considered to be illiquid. Foreign securities involve special risks including currency fluctuations, inefficient trading, political and economic instability, and increased volatility. ADRs and GDRs may be subject to international trade, currency, political, regulatory and diplomatic risks. At times, cash may be a larger position in the Fund and may underperform relative to equity securities. ETF shares are based on market price rather than net asset value (“NAV”), as a result, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund may also incur brokerage commissions, as well as the cost of the bid/ask spread, when purchase or selling ETF shares. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation and/or redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The Investment Manager cannot predict whether shares will trade above (premium), below (discount) or at NAV. The Fund may effect its creations and redemptions for cash, rather than for in-kind securities. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in Fund shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind. Brokerage fees and taxes will be higher than if the Fund sold and redeemed shares in-kind. Certain shareholders, including other funds advised by the Investment Manager or an affiliate of the Investment Manager, may from time to time own a substantial amount of the shares of the Fund. Redemptions by large shareholders could have a significant negative impact on the Fund.
Alger Russell Innovation ETF - Investing in the stock market involves risks, including the potential loss of principal. Investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. There is no guarantee that the Fund’s investment results will have a high degree of correlation to the Alger Russell Innovation Index (“ARII”) or that the Fund will achieve its investment objective. In addition, the Fund’s value will generally decline when the performance of the securities within the ARII declines. Investing in innovative companies may not be successful. The Fund may in invest companies that do not currently derive nor may never derive revenue from innovation or developing technologies. To the extent the ARII is concentrated, a significant portion of the Fund’s assets will be concentrated in securities in related industries, and may be similarly affected by adverse developments and

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS  (Continued)

price movements in such industries. The Fund is not “actively” managed and performance could be lower than actively managed funds. Because the Fund equally weights its holdings and rebalances its holdings quarterly, it may incur increased transaction costs, brokerage commissions, and taxes, which can lower the return on investment. ETF shares are based on market price rather than net asset value (“NAV”), as a result, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund may also incur brokerage commissions, as well as the cost of the bid/ask spread, when purchase or selling ETF shares. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation and/or redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The Investment Manager cannot predict whether shares will trade above (premium), below (discount) or at NAV. The Fund may effect its creations and redemptions for cash, rather than for in-kind securities. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in Fund shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind. Brokerage fees and taxes will be higher than if the Fund sold and redeemed shares in-kind. Certain shareholders, including other funds advised by the Investment Manager or an affiliate of the Investment Manager, may from time to time own a substantial amount of the shares of the Fund. Redemptions by large shareholders could have a significant negative impact on the Fund.
NOTE 11 — Subsequent Events:

Alger Management has evaluated events that have occurred subsequent to December 31, 2025, through the issuance date of the Financial Statements. No material events have been identified which require recognition and/or disclosure.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of The Alger ETF Trust:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of The Alger ETF Trust, comprising the Alger 35 ETF, Alger Mid Cap 40 ETF, Alger Concentrated Equity ETF, Alger AI Enablers & Adopters ETF, and Alger Russell Innovation ETF (collectively, the “Funds”), including the schedules of investments, as of December 31, 2025, the related statements of operations for the year then ended, statements of changes in net assets, and financial highlights for the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds listed above constituting The Alger ETF Trust as of December 31, 2025, and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Fund comprising The Alger ETF Trust	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
Alger 35 ETF	For the year ended December 31, 2025	For the years ended December 31, 2025 and 2024	For the years ended December 31, 2025, 2024, 2023, 2022, and the period from May 3, 2021 (commencement of operations) through December 31, 2021
Alger Mid Cap 40 ETF	For the year ended December 31, 2025	For the years ended December 31, 2025 and 2024	For the years ended December 31, 2025, 2024, 2023, 2022, and the period from February 26, 2021 (commencement of operations) through December 31, 2021
Alger Concentrated Equity ETF	For the year ended December 31, 2025	For the year ended December 31, 2025, and the period from April 4, 2024 (commencement of operations) through December 31, 2024
Alger AI Enablers & Adopters ETF	For the year ended December 31, 2025	For the year ended December 31, 2025, and the period from April 4, 2024 (commencement of operations) through December 31, 2024
Alger Russell Innovation ETF	For the period from January 6, 2025 (commencement of operations) through December 31, 2025
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
New York, New York
February 19, 2026
We have served as the auditor of one or more investment companies within the Alger group of investment companies since 2009.

THE ALGER ETF TRUST
OTHER INFORMATION (Unaudited)

Tax Information

The Alger 35 ETF, Alger Concentrated Equity ETF and the Alger AI Enablers & Adopters ETF designate $324,226, $59,382 and $9,102, respectively, as approximate amounts of capital gain dividends for the purpose of the dividends paid deduction.
In accordance with subchapter M of the Internal Revenue Code of 1986, as amended, for the year ended December 31, 2025, 40.73% of Alger 35 ETF's, 51.55% of Alger Mid Cap 40 ETF's, 16.80% of Alger Concentrated Equity ETF's, 6.16% of Alger AI Enablers & Adopters ETF's and 100.00% of Alger Russell Innovation ETF's dividends qualified for the dividends deduction for corporations, respectively. For the year ended December 31, 2025, certain dividends paid by the Funds may be subject to a maximum rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year,48.29%, 46.19%, 21.02%, 7.39% and 100.00% of Alger 35 ETF, Alger Mid Cap 40 ETF,  Alger Concentrated Equity ETF, Alger AI Enablers & Adopters ETF and Alger Russell Innovation ETF's dividends may be considered qualified dividend income, respectively.
Shareholders should not use the above information to prepare their tax returns. Another notification will be sent with respect to calendar year 2025. Such notification, which will reflect the amount to be used by taxpayers on their federal income tax returns, will be made in conjunction with Form 1099 DIV and were mailed in January 2026. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in a Fund.

THE ALGER ETF TRUST
OTHER INFORMATION (Unaudited) (Continued)

Proxy Voting Policies

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities and the proxy voting record is available, without charge, by calling (800) 992-3863 or online on the Funds' website at http://www.alger.com or on the SEC’s website at http://www.sec.gov.
Fund Holdings

A description of the Fund's policies and procedures with respect to the disclosure of Fund portfolio holdings can be found in the Trust's Statement of Additional Information. Each Fund discloses its portfolio holdings daily at www.agler.com.
In addition, the Funds file their complete schedules of portfolio holdings with the SEC semi-annually in financial statements on Form N-CSR and after the first and third fiscal quarters as an exhibit to their reports on Form N-PORT. The Funds' Forms N-CSR and N-PORT are available online on the SEC’s website at www.sec.gov.
In addition, the Funds make publicly available their month-end top 5 holdings (Alger 35 ETF and Alger Concentrated Equity ETF) or top 10 holdings (Alger AI Enablers & Adopters ETF, Alger Russell Innovation ETF and Alger Mid Cap 40 ETF) on their website www.alger.com and through other marketing communications (including printed advertising/sales literature and/or shareholder telephone customer service centers). No compensation or other consideration is received for the non-public disclosure of portfolio holdings information.
In accordance with the foregoing, the Funds provide portfolio holdings information to third parties including financial intermediaries and service providers who need access to this information in the performance of their services and are subject to duties of confidentiality (1) imposed by law, including a duty not to trade on non-public information, and/or (2) pursuant to an agreement that confidential information is not to be disclosed or used (including trading on such information) other than as required by law. From time to time, the Funds will communicate with these third parties to confirm that they understand the Funds' policies and procedures regarding such disclosure. These agreements must be approved by the Trust's Chief Compliance Officer.
The Board periodically reviews a report disclosing the third parties to whom each Fund's holdings information has been disclosed and the purpose for such disclosure, and it considers whether or not the release of information to such third parties is in the best interest of the Fund and its shareholders.
In addition to material the Funds routinely provide to shareholders, the Investment Manager may make additional statistical information available regarding the Alger Family of Funds.

THE ALGER ETF TRUST
OTHER INFORMATION (Unaudited) (Continued)

Such information may include, but not be limited to, relative weightings and characteristics of a Fund versus an index (such as P/E ratio, alpha, beta, capture ratio, maximum drawdown, standard deviation, EPS forecasts, Sharpe ratio, information ratio, R-squared, and market cap analysis), security specific impact on overall portfolio performance, month-end top ten contributors to and detractors from performance, portfolio turnover, and other similar information. Shareholders should visit www.alger.com or may also contact the Funds at (800) 223-3810 to obtain such information.

THE ALGER ETF TRUST

100 Pearl Street, 27th Floor
New York, NY 10004
(800) 992-3863
www.alger.com
Investment Manager

Fred Alger Management, LLC
100 Pearl Street, 27th Floor
New York, NY 10004
Distributor

Fred Alger & Company, LLC
100 Pearl Street, 27th Floor
New York, NY 10004
Transfer Agent and Dividend Disbursing Agent

The Bank of New York
240 Greenwich Street
New York, NY 10286
Custodian

The Bank of New York
240 Greenwich Street
New York, NY 10286
Independent Registered Public Accounting Firm

Deloitte & Touche LLP
30 Rockefeller Plaza
New York, NY 10112
This report is submitted for the general information of the shareholders of the series of The Alger ETF Trust. It is not authorized for distribution to prospective investors unless accompanied by an effective Prospectus for the Fund, which contains information concerning the Fund’s investment policies, fees and expenses as well as other pertinent information.

ALGER

Unlock Your Growth Potential.SM

PRINTED WITH SOY INK™

Trademark of American Soybean Association

Printed on recycled paper

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Remuneration paid to directors, officers and others is included in the Statements of Operations under the line items “Trustee fees” and “Investment advisory fees” as part of the financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

At a meeting held on September 18, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of The Alger ETF Trust (the “Trust”), including a majority of the trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), reviewed and approved the continuation of the investment management agreement between Fred Alger Management, LLC (“Alger” or the "Manager") and the Trust, on behalf of Alger 35 ETF, Alger Mid Cap 40 ETF, Alger Concentrated Equity ETF and Alger AI Enablers & Adopters ETF (each, a “Fund”), (the “Investment Advisory Agreement”), for an additional one-year period.
In considering the continuation of each Management Agreement, the Board reviewed and considered information provided by the Manager and its representatives at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information the Manager provided in response to a request for information Independent Trustee counsel submitted to the Manager on behalf of the Independent Trustees in connection with the Board’s annual contract consideration, as well as information provided in response to a supplemental request from Independent Trustee counsel on behalf of the Independent Trustees. The materials for the Meeting included reports from FUSE Research Network LLC (“FUSE”), an independent consulting firm, that contained extensive analyses of the Funds and the Manager’s services to the Funds. The Board also received a presentation from FUSE representatives at the Meeting, and, among other things, received a description of the methodology FUSE used to select the exchange-traded funds (“ETFs”) included in each Fund’s Peer Universe and Peer Group (as described below). Moreover, at a meeting held on September 17, 2025, prior to the Meeting, the Independent Trustees met with representatives from FUSE to receive an overview of, and to discuss the methodology by which FUSE prepared, its reports.
The Independent Trustees received advice from, and met separately with, their Independent Trustee counsel in considering whether to approve the continuation of each Management Agreement.  The Independent Trustees also received a memorandum from Independent Trustee counsel discussing the legal standards and their duties in considering the continuation of the Management Agreements, and counsel reviewed those standards with the Independent Trustees during their separate meeting. The Independent Trustees also met separately with senior management of Alger, during which time the Independent Trustees discussed various matters related to proposed continuation of the Management Agreements.
The Board reviewed the materials provided and considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the short- and long-term investment performance of

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

each Fund; (iii) the costs of the services the Manager provided and profits it realized; (iv) the extent to which the Manager realizes economies of scale as a Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund shareholders.  The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.  The Board considered the information provided to it about the Funds together, and with respect to each Fund separately, as the Board deemed appropriate.
In the discussions that follow, reference is made to the “median” in the Peer Group and Peer Universe categories. With respect to performance, below median performance represents performance that is worse relative to the median, and above median performance represents performance that is better relative to the median of the funds in the relevant Performance Universe.  With respect to expenses, below median fees or expenses represent fees or expenses that are lower relative to the median, and above median fees or expenses represent fees or expenses that are higher relative to the median of the funds in the relevant Expense Group (as described below).
In particular, in approving the continuance of each Management Agreement, the Board considered the following factors:
Nature, Extent and Quality of Services

The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager to the Funds. This information included, among other things, the qualifications, background and experience of the professional personnel who perform services for the Funds; the structure of investment professional compensation; oversight of third-party service providers, including a Fund’s sub-adviser; short- and long-term investment performance, fee and expense information; fees and payments to affiliates and intermediaries for fund administration, transfer agency and shareholder services; legal and compliance matters, including related to each Fund’s operation as an ETF pursuant to exemptive relief obtained from the Securities and Exchange Commission; risk controls; pricing and other services provided by the Manager; and the range of advisory fees the Manager charges to other funds and accounts under its management, including the Manager’s explanation of differences among such funds and accounts and the Funds, where relevant. The Board noted that it received information at regular meetings throughout the year regarding the services rendered by the Manager concerning the management of each Fund’s affairs, including certain portfolio manager presentations, and Alger’s role in coordinating and overseeing providers of other services to the Funds. The Board also noted the work undertaken by the Manager with respect to implementing various regulatory requirements applicable to the Funds. The Trustees also noted that the Funds are not designed

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

to track the performance of an index, and investment decisions are the primary responsibility of the Manager.
The Board noted Alger’s history and expertise in the “growth” style of investment management, as well as Alger’s consistency in applying its “growth” style investment philosophy and process. The Board noted the length of time the Manager has provided services as an investment adviser to a Fund. The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the Alger Family of Funds. The Board noted the continuing strong financial position of the Manager and the Manager’s commitment to its fund, and overall, business.
Following consideration of such information, the Trustees determined that they remain satisfied with the nature, extent and quality of services provided by the Manager to the Funds under the Management Agreements.
Fund Performance

The Board reviewed and considered the performance results of each Fund over various time periods ended June 30, 2025. The Board considered the performance returns for each Fund in comparison to the performance returns of a universe of ETFs deemed comparable to the Fund based on various investment, operational, and pricing characteristics (“Peer Universe”), and a group of ETFs from within such Peer Universe deemed comparable to the Fund based primarily on investment strategy similarity (“Peer Group”), each as selected by FUSE, as well as to the Fund’s benchmark index.  The Board noted the Manager’s statement that long-term performance could be impacted by one period of significant outperformance or underperformance.
The Board also reviewed and considered Fund performance reports provided by management and discussions that occurred with investment personnel and Alger senior management at Board meetings throughout the year. The Board further noted that representatives of Alger review with the Trustees the recent and longer-term performance of each Fund, including contributors to, and detractors from, Fund performance at every quarterly meeting of the Board throughout the year. In considering the Funds’ performance generally, the Board observed the Manager’s consistency in implementing its growth style investment process and philosophy for the Funds and considered how a strategy’s “growthiness” as compared to peers can impact relative performance results, even among comparisons that either FUSE or the Manager already have identified as having growth characteristics. In this regard, the Board considered information provided by FUSE on a Fund’s “style factor,” reflecting a three-year average of Morningstar's Raw Growth-Value score to indicate a value or growth bias as compared to the Fund’s Peer Group and benchmark.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The Trustees concluded that each Fund’s performance was acceptable. Further discussion of the Board’s considerations with respect to each Fund’s performance is set forth below.
Alger 35 ETF. The Board noted that the Fund’s annualized total return for the one-year, three-year and since inception (May 2021) periods outperformed the median of its Peer Group. The Board also noted the Fund’s annualized total return for the one- and three-year periods was in the first quartile of its Peer Universe and the since inception period was in the second quartile of its Peer Universe.
Alger Mid Cap 40 ETF. The Board noted that the Fund’s annualized total return for the one-year and since inception (February 2021) periods outperformed or was equal to the median of its Peer Group and for the three-year period underperformed the median of its Peer Group. The Board also noted the Fund’s annualized total return for the one-year period was in the first quartile of its Peer Universe, for the three-year period was in the second quartile of its Peer Universe, and for the since inception period was in the third quartile of its Peer Universe.
Alger Concentrated Equity ETF. The Board noted that the Fund’s annualized total return for the one-year and since inception (April 2024) periods outperformed the median of its Peer Group and was in the first quartile of its Peer Universe.
Alger AI Enablers & Adopters ETF. The Board noted that the Fund’s annualized total return for the one-year and since inception (April 2024) periods outperformed the median of its Peer Group and was in the first quartile of its Peer Universe.
Comparative Fees and Expenses

For each Fund, the Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to Alger in light of the nature, extent and quality of the services provided by Alger pursuant to the Investment Advisory Agreement, and considered the actual fee rate (after taking any waivers and reimbursements into account) payable by the Fund (the “Actual Management Fee”). The Board also reviewed and considered fee waiver and/or expense reimbursement arrangements for each Fund.  Additionally, the Board received and considered information comparing each Fund’s Contractual Management Fee, Actual Management Fee and overall expenses, including administrative fees payable to Alger, with those of the funds in the Peer Group provided by FUSE.  The Board reviewed the methodology used by FUSE in calculating expense information, including that, for purposes of the comparisons below, the Contractual Management Fee used by FUSE for the Fund and peers, includes the advisory fee and administrative fee, (if a fund reports both). The Board considered limitations with respect to the comparative fee and expense

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

information included in the reports prepared by FUSE, including that the reports reflected information for a specific period and that historical asset levels and expenses may differ from current levels.
The Board discussed the factors that could contribute to each Fund’s Contractual Management Fee, Actual Management Fee or total expenses being above or below the median of the Fund’s Peer Group. The Board concluded that the Contractual Management Fee charged to each Fund, is reasonable in relation to the services rendered by the Manager and is the product of arm’s length negotiations. Further discussion of the Board’s considerations with respect to each Fund’s comparative fees and expenses is set forth below.
Alger 35 ETF. The Board noted that the Fund’s Contractual Management Fee and total expenses were below the median and in the first (least expensive) quartile of its Peer Group.
Alger Mid Cap 40 ETF. The Board noted that the Fund’s Contractual Management Fee and total expenses were below the median and in the second quartile of its Peer Group.
Alger Concentrated Equity ETF. The Board noted that the Fund’s Contractual Management Fee and total expenses were below the median and in the first (least expensive) quartile of its Peer Group.
Alger AI Enablers & Adopters ETF. The Board noted that the Fund’s Contractual Management Fee and total expenses were below the median and in the first (least expensive) quartile of its Peer Group.
In connection with its consideration of each Fund’s fees payable under the Management Agreement, the Board also received information on the range of fees charged by the Manager for funds and accounts of a similar investment strategy to the Funds that are under its management. The Board noted management’s explanation that comparisons with such accounts may be of limited relevance given the different structures and regulatory requirements of U.S. registered funds, such as the Funds, versus those accounts and the differences in the levels of services required by the Funds as compared to those accounts.
Profitability

The Board reviewed and considered information regarding the profits realized by Alger in connection with the operation of each Fund. In this respect, the Board considered overall profitability, as well as the profits of Alger in providing investment management and other services to each Fund, during the year ended June 30, 2025. The Board also noted management’s representations that the Manager is not profitable with respect to the Funds. The Board reviewed the methodology by which Alger’s profitability is calculated, and any changes that

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

were made since last year, noting that management maintains a generally consistent methodology year to year. The Board considered FUSE’s view that Alger’s expense allocation policies are reasonable and align with accepted industry practices. The Board also reviewed Alger’s profitability in comparison to certain investment advisory peers, noting limitations with respect to such comparison.
The Board also considered the extent to which the Manager might derive ancillary benefits from Fund operations, including, for example, through soft dollar arrangements. Based upon its consideration of all these factors, the Trustees concluded that the level of profits realized by Alger and its affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.
Economies of Scale

For each Fund, the Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of Fund shareholders. The Board considered the Manager’s view that the overall size of Alger allows it to realize other economies of scale, such as with office space, purchases of technology, and other general business expenses.
The Trustees concluded that for each Fund, to the extent economies of scale may be realized by Alger, the benefits of such economies of scale would be shared with the Fund and its shareholders as the Fund grows.
Conclusion

The Board’s consideration of the Management Agreements also benefitted from the number of years the Board had considered the continuation of the Management Agreements, during which lengthy discussions took place between the Board and representatives of the Manager. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the Fund’s arrangements in prior years.
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board, including the Independent Trustees voting separately, unanimously approved the continuation of each Management Agreement for an additional one-year period.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to these procedures.

ITEM 16. CONTROLS AND PROCEDURES.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this Form N-CSR, that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not applicable.

ITEM 19. EXHIBITS.

(a)(1)	Code of Ethics

(a)(2)	Not applicable.

(a)(3)	Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 19(a)(3) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger ETF Trust

By:	/s/ Hal Liebes
Name:	Hal Liebes
Title:	Principal Executive Officer
Date:	February 18, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hal Liebes
Name:	Hal Liebes
Title:	Principal Executive Officer
Date:	February 18, 2026

By:	/s/ Michael D. Martins
Name:	Michael D. Martins
Title:	Principal Financial Officer
Date:	February 18, 2026